AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2001
   --------------------------------------------------------------------------
                                                          FILE NOS. 333-64254
                                                                    811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. __ / /
                        POST-EFFECTIVE AMENDMENT NO.  1 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 7 /X/

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)

                                  COPIES TO:

BRUCE A. TEICHNER, ESQUIRE                 JOANNE M. DERRIG, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY            ALFS, INC.
3100 SANDERS ROAD, SUITE J5B               3100 SANDERS ROAD, SUITE J5B
NORTHBROOK, IL 60062                       NORTHBROOK, IL 60062

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of filing the definitive prospectus ("Prospectus") and revising the Statement of Additional Information ("SAI") related to the variable annuity contract ("Contract") described in the Registration Statement. The Prospectus reflects no material change from the Prospectus contained in pre-effective amendment number 1 to the Registration Statement filed on September 7, 2001. For certain portfolios the adjusted historical performance figures shown in the SAI have been revised to reflect current 12b-1 class fees as if such fees had been assessed since inception of the portfolios. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

Allstate Financial Personal Retirement Manager

Allstate Life Insurance Company
P.O. Box 80469
Lincoln, NE 68501-0469
Telephone Number: 1-800-366-1411, ext. 17500    Prospectus dated October 1, 2001

Allstate Life Insurance Company ("Allstate" "we" or "us") is offering the Allstate Financial Personal Retirement Manager, an individual flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 37 "investment alternatives." The investment alternatives include 3 fixed account options ("Fixed Account Options") and 34 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("Portfolios") of the following mutual funds ("Funds"):

A I M Variable Insurance Funds                               OCC Accumulation Trust
Fidelity Variable Insurance Products Fund                    Oppenheimer Variable Account Funds
Janus Aspen Series                                           PIMCO Variable Insurance Trust
Lazard Retirement Series, Inc.                               Putnam Variable Trust
LSA Variable Series Trust                                    Rydex Variable Trust
MFS(R)Variable Insurance TrustSM                             Salomon Brothers Variable Series Funds
The Universal Institutional Funds, Inc.                      Van Kampen Life Investment Trust

Each Fund has multiple Portfolios. Not all of the Funds or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds or Portfolios. Your Contract application will list all available Portfolios. If you elect the Income Protection Option, investment in certain of the Variable Sub-Accounts may be restricted or prohibited. See "Income Protection Option," below, on page 31.

We have filed a Statement of Additional Information, dated October 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:/www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

IMPORTANT           The Securities and Exchange Commission has not approved or
NOTICES             disapproved the securities described in this prospectus,
                    nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

                    The contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits, or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

                    The Contracts are not FDIC insured.

                                      1  PROSPECTUS


FIN 74


Table of Contents
                                                                                                          Page
Overview
Important Terms                                                                                              3
The Contract at a Glance                                                                                     4
How the Contract Works                                                                                       7
Expense Table                                                                                                8
Financial Information                                                                                       14
Contract Features
The Contract                                                                                                15
Purchases                                                                                                   16
Contract Value                                                                                              17
Investment Alternatives
The Variable Sub-Accounts                                                                                   19
The Fixed Account Options                                                                                   21
Transfers                                                                                                   22
Expenses                                                                                                    25
Access to Your Money                                                                                        27
Income Payments                                                                                             28
Death Benefits                                                                                              33
Other Information
More Information                                                                                            34
Allstate                                                                                                    34
The Variable Account                                                                                        34
The Portfolios                                                                                              35
The Contract                                                                                                35
Qualified Plans                                                                                             36
Legal Matters                                                                                               36
Taxes                                                                                                       36
Performance Information                                                                                     39
Statement of Additional Information Table of Contents                                                       41
Appendix A-- Example of Calculation of Amount Guaranteed under the Income Protection Option and the
Effect of Withdrawals During the Payout Phase                                                              A-1

                                   2  PROSPECTUS


Important Terms

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                                                                              Page
Accumulation Phase                                                                                               7
Accumulation Unit                                                                                               14
Accumulation Unit Value                                                                                         14
Allstate ("we" or "us")                                                                                          1
Annuitant                                                                                                       15
Automatic Additions Program                                                                                     16
Automatic Portfolio Rebalancing Program                                                                         24
Beneficiary                                                                                                     15
Cancellation Period                                                                                             17
Contingent Beneficiary                                                                                          15
Contract                                                                                                         1
Contract Owner ("You")                                                                                          15
Contract Value                                                                                                  17
Contract Year                                                                                                    6
Dollar Cost Averaging Fixed Account Options                                                                     21
Dollar Cost Averaging Program                                                                                   24
Due Proof of Death                                                                                              33
Fixed Account Options                                                                                            1
Free Withdrawal Amount                                                                                          25
Funds                                                                                                            1
Guarantee Period(s)                                                                                             21
Income Plan(s)                                                                                                  28
Income Protection Diversification Requirement                                                                   31
Income Protection Option                                                                                        31
Investment Alternative(s)                                                                                        1
Issue Date                                                                                                       7
Payout Phase                                                                                                     7
Payout Start Date                                                                                               28
Portfolios                                                                                                       1
Primary Beneficiary                                                                                             15
Qualified Contract(s)                                                                                            4
SEC                                                                                                              1
Settlement Value                                                                                                33
Systematic Withdrawal Program                                                                                   28
Valuation Date(s)                                                                                               17
Variable Account                                                                                                 1
Variable Sub-Account(s)                                                                                          1

                                        3  PROSPECTUS

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments              You can purchase a Contract with as little as $5,000 ($2,000 for "Qualified
                               Contracts," which are Contracts issued within a qualified plan). You can add to your Contract as often and as much as you like during the Accumulation Phase, but each additional payment must be at least $100 ($50 for payments made through the
                               Automatic Additions Program). The amount of your initial purchase payment allocated to the Dollar Cost Averaging Fixed Account Options must be at least
                               $500. We reserve the right to accept a lesser initial purchase payment amount. We also reserve the right to increase the minimum amount of each additional purchase payment to up to $1,000. You must maintain a minimum account size of $1,000.

Right To Cancel                You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Cancellation Period "). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable
                               Account, including the deduction of mortality and expense risk charges and administrative expense charges.

Expenses                       You will bear the following expenses:

                               o Total Variable Account annual fees equal to 1.50% of average daily net assets. If you select the Income Protection Option, we will deduct during the Payout Phase an additional amount of up to .75% (currently .30%) of the average daily net Variable Account assets supporting the variable income payments to which the Income
                               Protection Option applies.

                               o Annual Contract maintenance charge of $35
                               (waived in certain cases).

                               o Withdrawal charges ranging from 0% to 6% of the amount withdrawn (with certain exceptions).

                               o We reserve the right to impose a transfer fee equal to the greater of $25 or .50% of the amount transferred to each transfer after the 12th transfer in any Contract Year. We also reserve the right to assess short-term trading fees in connection with transfers from a Variable
                               Sub-Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account.

                               o State premium tax (if your state imposes one).

                               Each Portfolio also pays expenses that you will bear indirectly if you invest in a Variable
                               Sub-Account.

                                 4 PROSPECTUS


Investment Alternatives        The Contract offers 37 investment
                               alternatives, including:

                               o 3 Fixed Account Options that credit interest at rates we guarantee.

                               o 34 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                                  o A I M Advisors, Inc.

                                  o Fidelity Management & Research Company

                                  o Janus Capital Corporation

                                  o Lazard Asset Management

                                  o LSA Asset Management LLC

                                  o MFS Investment Management

                                  o Miller Anderson & Sherrerd, LLP

                                  o OpCap Advisors

                                  o OppenheimerFunds, Inc.

                                  o Pacific Investment Management Company

                                  o Putnam Investment Management, Inc.

                                  o Rydex Global Advisers

                                  o Salomon Brothers Asset Management

                                  o Van Kampen Asset Management Inc.

                               To find out current rates being paid on the Fixed
                               Account Options, or to find out how the Variable
                               Sub-accounts have performed, please call us at 1-800-366-1411, extension 17500.

Special Services               For your convenience, we offer these special services:

                               o Automatic Portfolio Rebalancing Program

                               o Automatic Additions Program

                               o Dollar Cost Averaging Program

                               o Systematic Withdrawal Program

                                5  PROSPECTUS


Income Payments                You may select fixed income payments,
                               variable income payments, or a combination of the
                               two. You can receive your income payments in one
                               of the following ways:

                               o life income with guaranteed payments

                               o joint and survivor life income with guaranteed payments

                               o guaranteed number of payments and a withdrawal option

                               o life income with guaranteed payments and a withdrawal option

                               o a joint and survivor life income with guaranteed payments and a withdrawal option

                               You may elect to add the Income Protection Option to one or more Income Plans. The Income
                               Protection Option guarantees that your variable income payments will never be less than 85% of the initial variable amount income value, as calculated on the Payout Start Date, under such Income Plans. The Income Protection Option is only available if you select variable income payments, and is not available with Income Plan
                               3. Other restrictions apply.

Death Benefits                 If you or the Annuitant (if the Contract
                               is owned by a non-living person) die before the
                               Payout Start Date, we will pay the death benefit
                               described in the Contract.

Transfers                      Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.
                               You may transfer a maximum of 25% of the initial amount you allocate to any
                               Guarantee Period during any year. You may not transfer any portion of your
                               Contract Value to any Dollar Cost Averaging Fixed Account Options. Transfers may
                               also be made after commencement of the Payout Start Date, subject to certain limitations.

                               We do not currently impose a fee upon transfers.
                               However, we reserve the right to charge the greater of $25 or .50% of the amount transferred per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your Contract or a Contract anniversary
                               ("Contract Anniversary"). We consider multiple transfers made on a single business day as a single transfer.

Withdrawals                    You may withdraw some or all of your Contract
                               Value at anytime during the Accumulation Phase
                               and under limited circumstances during the Payout
                               Phase. In general, you must withdraw at least
                               $100 at a time during the Accumulation Phase and
                               $500 at a time during the Payout Phase. A 10%
                               federal tax penalty may apply if you make
                               withdrawals before you are 59 1/2 years old. A
                               withdrawal charge may also apply.

                                6  PROSPECTUS


How the Contract Works

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 37 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed
Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one or more of the income payment options (we call these "Income
Plans") described on page 28. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable
Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.




       Issue Date      Accumulation Phase      Payout Start Date        Payout Phase
-------------------------------------------------------------------------------------------------------------------------
       You buy         You save for retirement You elect to receive     You can receive income       And you can receive
       a Contract                              income payments or       payments for a set period    income payments for
                                               receive a lump sum                                    life
                                               payment

Other income payment options are also available. See "Income Payments" on page
28.

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See the "Contract" on page 15. In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary(ies). See "Death Benefits" on page 33.

Please call us at 1-800-366-1411, extension 17500, if you have any questions about how the Contract works.

                              7  PROSPECTUS

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of the amount withdrawn)*

Contract Year in which Withdrawals are made:                   1        2      3       4        5        6       7+
Applicable Charge:                                            6%       5%     4%      3%       2%       1%       0%
Annual Contract Maintenance Charge                                                $35.00**
                                                                       The greater of $25.00 or 0.50%
Transfer Fee:                                                           of the amount transferred***


* Each Contract Year during the Accumulation Phase, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. The Free Withdrawal Amount does not apply during the Payout Phase of your Contract. See "Expenses -- Withdrawal Charge," below, for more information.

** We will waive this charge in certain cases. See "Expenses-- Contract Maintenance Charge," below.

*** We are currently waiving the transfer fee. We reserve the right to impose a transfer fee on the thirteenth and all additional transfers within a Contract Year, excluding transfers due to Dollar Cost Averaging and Automatic Portfolio Rebalancing. See "Investment Alternatives: Transfers," below, for more information.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

Basic Contract +
Mortality and Expense Risk Charge:                                        1.40%
Administrative Expense Charge:                                            0.10%
Total Variable Account Annual Expenses:                                   1.50%

+ The Contract is also available with the Income Protection Option. See "Income Payments-- Income Protection Option," below, for a description of the Option. The charge for the Income Protection Option is currently 0.30% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. The charge for the Income Protection Option applies only during the Payout Phase. Allstate reserves the right to raise the Income Protection Option charge to up to 0.75% (for a total mortality and expense risk charge of 2.15%). Once your Income Protection Option is in effect, however, Allstate may not change the fee that applies to your Contract. See "Expenses-- Mortality and Expense Risk Charge," below, for details.

                                   8 PROSPECTUS

Portfolio Annual Expenses (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                                                     Rule
                                                                       Management    12b-1     Other    Total Portfolio
Portfolio                                                                Fees        Fees    Expenses   Annual Expenses

A I M V.I. Dent Demographic Trends Fund (2)                                0.72%     N/A      0.78%             1.50%
Fidelity VIP Equity-Income Portfolio-- Service Class 2 (3)                 0.48%   0.25%      0.10%             0.83%
Fidelity VIP Investment Grade Bond Portfolio-- Service Class 2
(4)                                                                        0.43%   0.25%      0.37%             1.05%
Fidelity VIP Overseas Portfolio-- Service Class 2 (3)                      0.72%   0.25%      0.18%             1.15%
Janus Aspen Series Global Value Portfolio: Service Shares (5)              0.65%   0.25%      0.10%             1.00%
Janus Aspen Series Worldwide Growth Portfolio: Service Shares
(5,6)                                                                      0.65%   0.25%      0.05%             0.95%
Lazard Retirement Emerging Markets Portfolio (7)                           1.00%   0.25%      0.35%             1.60%
LSA Aggressive Growth Fund (8)                                             0.95%     N/A      0.30%             1.25%
LSA Balanced Fund (9)                                                      0.80%     N/A      0.30%             1.10%
LSA Basic Value Fund (8)                                                   0.90%     N/A      0.30%             1.20%
LSA Blue Chip Fund (8)                                                     0.90%     N/A      0.30%             1.20%
LSA Capital Appreciation Fund (8)                                          0.90%     N/A      0.30%             1.20%
LSA Disciplined Equity Fund (9)                                            0.75%     N/A      0.30%             1.05%
LSA Diversified Mid Cap Fund (8)                                           0.90%     N/A      0.30%             1.20%
LSA Emerging Growth Equity Fund (9)                                        1.05%     N/A      0.30%             1.35%
LSA Focused Equity Fund (9)                                                0.95%     N/A      0.30%             1.25%
LSA Growth Equity Fund (9)                                                 0.85%     N/A      0.30%             1.15%
LSA Mid Cap Value Fund (8)                                                 0.85%     N/A      0.30%             1.15%
LSA Value Equity Fund (9)                                                  0.80%     N/A      0.30%             1.10%
MFS New Discovery Series-- Service Class (10,11,12)                        0.90%   0.20%      0.19%             1.29%
MFS Utilities Series-- Service Class (10,11)                               0.75%   0.20%      0.16%             1.11%
Morgan Stanley UIF High Yield Portfolio                                    0.26%     N/A      0.54%             0.80%
OCC Science and Technology Portfolio (13,14)                               0.00%     N/A      1.04%             1.04%
OCC Small Cap Portfolio (13)                                               0.80%     N/A      0.10%             0.90%
Oppenheimer International Growth Fund/VA-- Service Class                   1.00%   0.15%      0.17%             1.32%
Main Street Small Cap Fund/VA-- Service Class                              0.75%   0.15%      0.60%             1.50%
PIMCO Foreign Bond Portfolio                                               0.25%     N/A      0.66%             0.91%
PIMCO Money Market Portfolio                                               0.15%     N/A      0.35%             0.50%
PIMCO Total Return Bond Portfolio (15)                                     0.25%     N/A      0.40%             0.65%
Putnam VT High Yield Fund-- Class IB (16)                                  0.66%   0.25%      0.08%             0.99%
Putnam VT International Growth and Income Fund-- Class IB (16)             0.80%   0.25%      0.17%             1.22%
Rydex OTC Fund                                                             0.75%     N/A      0.71%             1.46%
Salomon Brothers Variable Capital Fund                                     0.70%     N/A      0.21%             0.91%
Van Kampen LIT Growth & Income Portfolio, Class II (17)                    0.60%   0.25%      0.18%             1.03%

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit "Total Portfolio Annual
Expenses" to 1.50% of average daily net assets until December 31, 2001. "Total
Portfolio Annual Expenses" before waivers and reimbursements were 1.63%.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses, and/or because through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses. Had these reductions been taken into account, "Total Portfolio Annual Expenses" would have been 0.82% for Equity
Income -- Service Class 2 and 1.13% for Overseas -- Service Class 2.

                             9 PROSPECTUS

(4) The Portfolio's manager has voluntarily agreed to reimburse the class's expenses if they exceed 1.05%. Without this reduction, "Other Expenses" and "Total Portfolio Annual Expenses" were 1.07% and 1.75%, respectively. This arrangement may be discontinued by the Portfolio's manager at any time.

(5) "Other Expenses" are based on the estimated expenses the Portfolio's shares expect to incur in their initial fiscal year beginning January 1, 2001. All expenses are shown without the effect of any expense offset arrangements.

(6) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. Had the reduction in the management fee not been in place, "Management Fees," "Rule 12b-1 Fees,"
"Other Expenses," and "Total Portfolio Annual Expenses" would have been 0.65%,
0.25%, 0.05%, and 0.95%, respectively.

(7) The investment manager has agreed to reduce its fees and, if necessary, reimburse the Portfolio if "Total Portfolio Annual Expenses" exceed 1.60%.
Absent fee waivers and/or reimbursements, "Other Expenses" and "Total Portfolio
Annual Expenses" for the fiscal year ended December 31, 2000 would have been 2.90% and 4.15%, respectively.

(8) The Manager has agreed to reduce "Other Expenses" or reimburse the Portfolios so that no Portfolio will incur expenses that exceed 0.30% of its assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2001 are expected to be 1.46% and 2.41% for LSA Aggressive Growth Fund, 1.03% and 1.93% for LSA Basic Value Fund,
1.10% and 2.00% for LSA Blue Chip Fund, 1.03% and 1.93% for LSA Capital
Appreciation Fund, 1.27% and 2.17% for LSA Diversified Mid Cap Fund, and 1.32% and 2.17% for LSA Mid Cap Value Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2002.

(9) The Manager has agreed to reduce "Other Expenses" or reimburse the Portfolios so that no Portfolio will incur expenses that exceed 0.30% of its assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2000 were 3.07% and 3.87% for LSA Balanced Fund, 1.87% and 2.62% for LSA Disciplined
Equity Fund, 2.24% and 3.29% for Emerging Growth Equity Fund, 2.73% and 3.68% for LSA Focused Equity Fund, 2.65% and 3.50% for LSA Growth Equity Fund, and
2.89% and 3.69% for LSA Value Equity Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2002.

(10) Each Portfolio has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(11) Each Portfolio has an expense offset arrangement that reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. The Portfolio may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower, and for service class shares would have been 1.28% for New Discovery Series and 1.10% for Utilities
Series.

(12) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described in note 11 above) do not exceed 0.15% annually.
These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Had the fee reduction been taken into account, Total Portfolio Annual
Expenses would have been 1.26%

(13) Each Portfolio had expenses offset by earnings credits from the custodian bank. Had the expense offsets been taken into account, "Total Portfolio Annual
Expenses" would have been 1.00% for Science and Technology Portfolio and 0.90% for Small Cap Portfolio.

(14) The adviser has agreed to waive a portion of its fee such that "Total
Portfolio Annual Expenses" (after taking into account the expense offset described in note 13 above) do not exceed 1.00% annually. Without this waiver, "Management Fees" and "Total Portfolio Annual Expenses" are estimated to be
0.80% and 1.84%, respectively. This fee waiver will remain in effect until April
30, 2002.

(15) PIMCO has contractually agreed to reduce "Total Portfolio Annual Expenses" to the extent they would exceed 0.65%, due to the payment of organization expenses and Trustees' fees, of average daily net assets for the Total Return
Bond Portfolio. Without such reductions, "Total Portfolio Annual Expenses" for

                                 10 PROSPECTUS


the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense
Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided "Total Portfolio Annual
Expenses," including such recoupment, do not exceed the annual expense limit.

(16) Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. The 12b-1 fees have been restated to reflect an increase in the 12b-1 fees currently payable to Putnam Investment Management, LLC. The Trustees currently limit payments on Class IB shares to 0.25% of average daily net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average daily net assets. See the Portfolios' prospectus for more information about Rule 12b-1 fees payable under the Portfolios' distribution plan.

(17) The Portfolio's Adviser has voluntarily agreed to certain reductions and reimbursements. If such reductions and/or reimbursements are taken into account, "Management Fees", "12b-1 Fees", "Other Expenses", and "Total Portfolio Annual
Expenses" are estimated to be 0.55%, 0.25%, 0.20%, and 1.00%, respectively, for 2001. The Portfolio's Adviser may discontinue all or part of these reductions and reimbursements at any time.

                               11  PROSPECTUS


Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o invested $1,000 in a Variable Sub-Account,

o earned a 5% annual return on your investment, and

o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                                                                  1 Year  3 Year    5 Year     10 Year
A I M V.I. Dent Demographic Trends Fund                                              $77     $123       $172       $342
Fidelity VIP Equity-Income Portfolio-- Service Class 2                               $70     $103       $138       $276
Fidelity VIP Investment Grade Bond Portfolio-- Service Class 2                       $72     $110       $150       $298
Fidelity VIP Overseas Portfolio-- Service Class 2                                    $73     $113       $155       $308
Janus Aspen Series Global Value Portfolio: Service Shares                            $71     $108       $147       $293
Janus Aspen Series Worldwide Growth Portfolio: Service Shares                        $71     $106       $145       $288
LAZARD Retirement Emerging Markets Portfolio                                         $78     $126       $177       $352
LSA Aggressive Growth Fund                                                           $74     $116       $160       $318
LSA Balanced Fund                                                                    $72     $111       $152       $303
LSA Basic Value Fund                                                                 $73     $114       $157       $313
LSA Blue Chip Fund                                                                   $73     $114       $157       $313
LSA Capital Appreciation Fund                                                        $73     $114       $157       $313
LSA Disciplined Equity Fund                                                          $72     $110       $150       $298
LSA Diversified Mid Cap Fund                                                         $73     $114       $157       $313
LSA Emerging Growth Equity Fund                                                      $75     $119       $165       $328
LSA Focused Equity Fund                                                              $74     $116       $160       $318
LSA Growth Equity Fund                                                               $73     $113       $155       $308
LSA Mid Cap Value Fund                                                               $73     $113       $155       $308
LSA Value Equity Fund                                                                $72     $111       $152       $303
MFS New Discovery Series-- Service Class                                             $74     $117       $162       $322
MFS Utilities Series-- Service Class                                                 $73     $111       $153       $304
Morgan Stanley UIF High Yield Portfolio                                              $69     $102       $137       $273
OCC Science and Technology Portfolio                                                 $72     $109       $149       $297
OCC Small Cap Portfolio                                                              $70     $105       $142       $283
Oppenheimer International Growth Fund/VA-- Service Class                             $75     $118       $163       $325
Oppenheimer Main Street Small Cap Fund/VA-- Service Class                            $77     $123       $172       $342
PIMCO Foreign Bond Portfolio                                                         $70     $105       $143       $284
PIMCO Money Market Portfolio                                                         $66      $93       $121       $241
PIMCO Total Return Bond Portfolio                                                    $68      $97       $129       $257
Putnam High Yield Fund-- Class IB                                                    $71     $108       $147       $292
Putnam International Growth and Income Fund-- Class IB                               $74     $115       $158       $315
Rydex OTC Fund                                                                       $76     $122       $170       $338
Salomon Brothers Variable Capital Fund                                               $70     $105       $143       $284
Van Kampen LIT Growth & Income Portfolio, Class II                                   $72     $109       $149       $296

                                              12 PROSPECTUS


Example 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

                                                                                  1 Year  3 Year     5 Year    10 Year
A I M V.I. Dent Demographic Trends Fund                                              $32      $96        $163      $342
Fidelity VIP Equity-Income Portfolio-- Service Class 2                               $25      $76        $129      $276
Fidelity VIP Investment Grade Bond Portfolio-- Service Class 2                       $27      $83        $141      $298
Fidelity VIP Overseas Portfolio-- Service Class 2                                    $28      $86        $146      $308
Janus Aspen Series Global Value Portfolio: Service Shares                            $26      $81        $138      $293
Janus Aspen Series Worldwide Growth Portfolio: Service Shares                        $26      $79        $136      $288
LAZARD Retirement Emerging Markets Portfolio                                         $33      $99        $168      $352
LSA Aggressive Growth Fund                                                           $29      $89        $151      $318
LSA Balanced Fund                                                                    $27      $84        $143      $303
LSA Basic Value Fund                                                                 $28      $87        $148      $313
LSA Blue Chip Fund                                                                   $28      $87        $148      $313
LSA Capital Appreciation Fund                                                        $28      $87        $148      $313
LSA Disciplined Equity Fund                                                          $27      $83        $141      $298
LSA Diversified Mid Cap Fund                                                         $28      $87        $148      $313
LSA Emerging Growth Equity Fund                                                      $30      $92        $156      $328
LSA Focused Equity Fund                                                              $29      $89        $151      $318
LSA Growth Equity Fund                                                               $28      $86        $146      $308
LSA Mid Cap Value Fund                                                               $28      $86        $146      $308
LSA Value Equity Fund                                                                $27      $84        $143      $303
MFS New Discovery Series-- Service Class                                             $29      $90        $153      $322
MFS Utilities Series-- Service Class                                                 $28      $84        $144      $304
Morgan Stanley UIF High Yield Portfolio                                              $24      $75        $128      $273
OCC Science and Technology Portfolio                                                 $27      $82        $140      $297
OCC Small Cap Portfolio                                                              $25      $78        $133      $283
Oppenheimer International Growth Fund/VA-- Service Class                             $30      $91        $154      $325
Oppenheimer Main Street Small Cap Fund/VA-- Service Class                            $32      $96        $163      $342
PIMCO Foreign Bond Portfolio                                                         $25      $78        $134      $284
PIMCO Money Market Portfolio                                                         $21      $66        $112      $241
PIMCO Total Return Bond Portfolio                                                    $23      $70        $120      $257
Putnam High Yield Fund-- Class IB                                                    $26      $81        $138      $292
Putnam International Growth and Income Fund-- Class IB                               $29      $88        $149      $315
Rydex OTC Fund                                                                       $31      $95        $161      $338
Salomon Brothers Variable Capital Fund                                               $25      $78        $134      $284
Van Kampen LIT Growth & Income Portfolio, Class II                                   $27      $82        $140      $296

Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The examples assume that any Portfolio expense waivers or reimbursement arrangements described in the footnotes to the Portfolio Annual
Expense table are in effect for the periods presented. The above examples assume a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $35. The expense figures shown above do not reflect the charge associated with the Income Protection
Option, which applies during the Payout Phase. To reflect the Contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $45,000.

                               13  PROSPECTUS

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units which we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The consolidated financial statements of Allstate also appear in the Statement of Additional Information.

                              14 PROSPECTUS

The Contract


CONTRACT OWNER

The Allstate Financial Personal Retirement Manager is a contract between you, the "Contract Owner," and Allstate, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

o    the investment alternatives during the Accumulation and Payout Phases,

o    the amount and timing of your purchase payments and withdrawals,

o    the programs you want to use to invest or withdraw money,

o    the income payment plan(s) you want to use to receive retirement income,

o the Annuitant (either yourself or someone else) on whose life the income payments will be based,

o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

o    any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract.

The Contract may not be jointly owned by both a non-living person and a living person. On the date we receive the completed application the maximum age of the oldest Contract Owner and Annuitant may not exceed 85.

You may change the Contract Owner at any time by written notice in a form satisfactory to us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change. A change of ownership may also result in taxes or tax penalties. You should consult your tax advisor before changing owners.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 36.

ANNUITANT

The "Annuitant" is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a living person). The grantor must be the Annuitant if the Contract Owner is a grantor trust. The Annuitant must be the oldest grantor if the Contract Owner is a co-grantor trust. Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. You may designate a joint Annuitant only on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

(i) the youngest Contract Owner; otherwise

(ii) the youngest Beneficiary.

BENEFICIARY

The "Beneficiary" is the person selected by the Contract Owner to receive the death benefits or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary(ies), or if none surviving, the Contingent Beneficiary(ies), will receive any guaranteed income payments scheduled to continue.

You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The "Primary Beneficiary" is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. A "Contingent Beneficiary" is the person selected by the Contract Owner who will become the Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time by written notice in a form satisfactory to us unless you have designated an irrevocable Beneficiary. Once we receive a satisfactory written request for a change of Beneficiary, the change will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

                              15 PROSPECTUS

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

o your spouse or, if he or she is no longer alive,

o your surviving children equally, or if you have no surviving children,

o your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If one of the Beneficiaries dies before you, we will divide the death benefit among the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only an Allstate officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult an attorney before assigning your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). Additional purchase payments must be $100 or more. If you use the Automatic Additions Program, additional purchase payments must be $50 or more. The amount of your initial purchase payment allocated to the Dollar Cost Averaging Fixed Account Options must be at least $500. We reserve the right to impose a minimum amount on allocations of subsequent purchase payments that you make to the Dollar Cost Averaging Fixed Account Options. We reserve the right to increase the minimum amount of additional purchase payments to an amount not to exceed $1,000. We reserve the right to limit the maximum amount of purchase payments we will accept to not less than $1,000,000, although we reserve the right to increase this amount. While you may make additional purchase payments at any time prior to the Payout Start Date, additional payments may be limited in some states. Please consult your representative for details about state limitations. We reserve the right to reject any application in our sole discretion.

AUTOMATIC ADDITIONS PROGRAM

You may make additional purchase payments of $50 or more per month by automatically transferring money from your bank account ("Automatic Additions Program"). The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Program. Please consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing

                               16 PROSPECTUS
otherwise, we will allocate additional purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day, Monday through Friday, that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the "Cancellation Period," which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the money market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the money market Variable Sub-Account to the Variable Sub-Account or Variable Sub-Accounts you originally designated.

Contract Value

Your "Contract Value" at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

o changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine Contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation

                               17  PROSPECTUS

Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

You should refer to the prospectuses for the Portfolios that accompany this Prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                               18  PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

Fund                                                           Portfolio Objective               Investment Adviser
A I M Variable Insurance Funds                                                                   A I M Advisors, Inc.
A I M V.I. Dent Demographic Trends Fund                    Long-term growth of capital
Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio-- Service Class 2     Reasonable income                     Fidelity Management &
                                                                                                 Research Company
Fidelity VIP Investment Grade Bond Portfolio -- Service    As high a level of
Class 2                                                    current income  as is
                                                           consistent with the
                                                           preservation of capital

Fidelity VIP Overseas Portfolio-- Service Class 2          Long-term growth of capital

Janus Aspen Series                                                                              Janus Capital
                                                                                                Corporation
Janus Aspen Series Global Value Portfolio: Service         Long-term growth of capital
Shares
Janus Aspen Series Worldwide Growth Portfolio: Service     Long-term growth of capital
Class

Lazard Retirement Series, Inc.                                                                   Lazard Asset
                                                                                                 Management
Lazard Retirement Emerging Markets Portfolio               Long-term capital appreciation

LSA Variable Series Trust                                                                        LSA Asset Management LLC
LSA Aggressive Growth Fund(1)                              Long-term capital growth.
LSA Balanced Fund(2)                                       A combination of growth of capital
                                                           and investment income (growth of
                                                           capital is the primary objective)
                                                           investing in a mix of equity and
                                                           debt.
LSA Basic Value Fund(3)                                    Long-term growth of capital.
LSA Blue Chip Fund(3)                                      Long-term capital growth. Current
                                                           income is a secondary objective.
LSA Capital Appreciation Fund(4)                           Long-term capital growth.
LSA Disciplined Equity Fund(5)                             A consistently high total return.
LSA Diversified Mid Cap Fund(6)                            Long-term growth of capital.
LSA Emerging Growth Equity Fund(7)                         Capital Appreciation.
LSA Focused Equity Fund(8)                                 Capital Appreciation.
LSA Growth Equity Fund(9)                                  Long-term growth of capital.
LSA Mid Cap Value Fund(1)                                  Long-term capital growth.
LSA Value Equity Fund(10)                                  Long-term growth of capital with
                                                           current income as a secondary
                                                           objective.
MFS(R)Variable Insurance Trust SM                                                                 MFS Investment
                                                                                                  Management(R)
MFS New Discovery Series-- Service Class                   Capital appreciation
MFS Utilities Series-- Service Class                       Capital growth and current income
The Universal Institutional Funds, Inc.                                                          Miller Anderson &
                                                                                                 Sherrerd, LLP
Morgan Stanley UIF High Yield Portfolio                    Above-average
                                                           total return over a
                                                           market cycle of three to
                                                           five years.

OCC Accumulation Trust                                                                          OpCap Advisors
OCC Science and Technology Portfolio                       Capital appreciation
OCC Small Cap Portfolio                                    Capital appreciation

                                                       19 PROSPECTUS


Oppenheimer Variable Account Funds                                                             OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA-- Service
Class                                                  Capital appreciation
Oppenheimer Main Street Small Cap Fund/VA-- Service
Class                                                  Capital appreciation
PIMCO Variable Insurance Trust                                                                 Pacific Investment
                                                                                               Management Company
PIMCO Foreign Bond Portfolio                           To maximize total return,
                                                       consistent with
                                                       preservation of capital
                                                       and prudent investment
                                                       management
PIMCO Money Market Portfolio                           To obtain maximum current
                                                       income consistent with
                                                       preservation of capital
                                                       and daily liquidity.
PIMCO Total Return Bond Portfolio                      To maximize total return, consistent
                                                       with preservation of
                                                       capital and prudent
                                                       investment management.
Putnam Variable Trust                                                                         Putnam Investment
                                                                                              Management, Inc.
Putnam High Yield Fund-- Class IB                      High current income. Capital growth
                                                       is a secondary objective when
                                                       consistent with high current
                                                       income.
Putnam International Growth and Income Fund-- Class IB Capital growth. Current income is a secondary objective.
Rydex Variable Trust                                                                          Rydex Global Advisers
Rydex OTC Fund                                         Investment results that correspond
                                                       to a benchmark for over-the-counter
                                                       securities.
Salomon Brothers Variable Series Funds                                                        Salomon Brothers
                                                                                              Asset Management
Salomon Brothers Variable Capital Fund                 Capital appreciation
Van Kampen Life Investment Trust                                                              Van Kampen Asset
                                                                                              Management Inc.
Van Kampen LIT Growth & Income Portfolio, Class II     Long-term growth of capital and
                                                       income

(1) Sub-advised by Van Kampen Investment Advisory Corp.
(2) Sub-advised by OpCap Advisors.
(3) Sub-advised by A I M Capital Management, Inc.
(4) Sub-advised by Janus Capital Corp.
(5) Sub-advised by J.P. Morgan Investment Management Inc.
(6) Sub-advised by Fidelity Management & Research Company.
(7) Sub-advised by RS Investment Management, L.P.
(8) Sub-advised by Morgan Stanley Asset Management.
(9) Sub-advised by Goldman Sachs Asset Management.
(10) Sub-advised by Salomon Brothers Asset Management.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank, and are not insured by the federal deposit insurance corporation, the Federal Reserve Board or any other agency.

Variable insurance trust portfolios, such as the Portfolios, may not be managed by the same portfolio managers who manage retail mutual funds with similar names. Variable insurance trust portfolios are likely to differ from retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of such portfolios can be expected to be higher or lower than the investment results of retail mutual funds.

                                 20 PROSPECTUS

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. Currently, you may choose from among 3 Fixed Account Options, including 2 Dollar Cost Averaging Options and the Standard Fixed Account Option. We may offer additional Fixed Account Options in the future. We will credit a minimum effective annual interest rate of 3% to money you allocate to any of the Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. Our fixed account supports Allstate's insurance and annuity obligations. Our fixed account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of our fixed account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of Allstate's fixed account.

DOLLAR COST AVERAGING FIXED
ACCOUNT OPTIONS

The "Dollar Cost Averaging Fixed Account Options" are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program. These options allow you to allocate purchase payments to the Dollar Cost Averaging Fixed Account either for up to 6 months (the "Six Month Dollar Cost Averaging Fixed Account Option") or for up to 12 months (the "Twelve Month Dollar Cost Averaging Fixed Account Option"). The amount of your initial purchase payment allocated to a Dollar Cost Averaging Fixed Account Option must be at least $500. We reserve the right to impose a minimum amount on allocations of subsequent purchase payments that you make to the Six-Month DCA Fixed Account Option or to the Twelve-Month DCA Fixed Account Option. Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below. For additional information about our Dollar Cost Averaging Program, see "Dollar Cost Averaging Program," below.

You may not transfer money from other investment alternatives to either the Six or Twelve Month Dollar Cost Averaging Fixed Account Options. You may not use the Automatic Additions Program to make purchase payments into the Six or Twelve Month Dollar Cost Averaging Fixed Account Options. Transfers out of the Six or Twelve Month Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you may make without paying a transfer fee.

The Six or Twelve Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION

Each purchase payment or transfer allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation. We guarantee that rate for a period of years we call "Guarantee Periods." We are currently offering Guarantee Periods of 1 year in length. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase or transfer. After the initial Guarantee Period, we will guarantee a one year renewal rate. Each year, the maximum amount you may transfer and/or withdraw from a Guarantee Period is 25% of the initial amount allocated to each such Guarantee Period. Interest earned may, however, be transferred and/or withdrawn without limitation. A withdrawal charge may also apply. See "Expenses -- Withdrawal Charge," below, for details.

We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation.

INVESTMENT RISK

We bear the investment risk for all amounts allocated to the Fixed Account Options. That is because we guarantee the current interest rates, and renewal interest rates with respect to the Fixed Account Option, we credit to the amounts you allocate to any of these Options. The effective annualized interest rate will never be less than 3% for any Fixed Account Option. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Fixed Account Options. For current interest rate information, please contact your representative or our customer support unit at 1-800-366-1411, extension 17500.

SIX-MONTH DOLLAR COST AVERAGING
FIXED ACCOUNT

You may establish a Six-Month Dollar Cost Averaging Program by allocating purchase payments to the Six Month Dollar Cost Averaging Fixed Account Option ("Six-Month DCA Fixed Account Option"). Money in the Six-Month Dollar Cost Averaging Fixed Account Option will earn interest at the effective annual rate in effect at the time of allocation to the Six-Month DCA Fixed Account Option. We will follow your allocation instructions to transfer amounts monthly from the Six-Month DCA Fixed Account Option.

For each purchase payment, the first transfer from the Six-Month DCA Fixed Account Option must occur within one month of the date of payment. If we do not

                                21 PROSPECTUS
receive allocation instructions from you when your payment is received, each monthly installment plus attributed earned interest will be transferred to the money market Variable Sub-Account in substantially equal monthly installments using the longest Dollar Cost Averaging transfer period being offered at the time the purchase payment is made, until we have received allocation instructions.

Each purchase payment and attributed earned interest must be transferred out of this option by means of dollar cost averaging within 6 months. At the end of the transfer period, any nominal amounts remaining in the Six-Month DCA Fixed Account Option will be automatically allocated to the money market Variable Sub-Account. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six-Month Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the Six-Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to this option, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six-Month DCA Fixed Account Option. For current interest rate information, please contact your representative or Allstate customer service at 1-800-366-1411, extension 17500.

TWELVE-MONTH DOLLAR COST
AVERAGING FIXED ACCOUNT

You may establish a Twelve-Month Dollar Cost Averaging Program by allocating purchase payments to the Twelve-Month Dollar Cost Averaging Fixed Account Option ("Twelve-Month DCA Fixed Account Option"). Money in the Twelve-Month DCA Fixed Account Option will earn interest at the effective annual rate in effect at the time of allocation to the Twelve-Month DCA Fixed Account Option. We will follow your allocation instructions to transfer amounts monthly from the Twelve-Month DCA Fixed Account Option.

For each purchase payment, the first transfer from the Twelve-Month DCA Fixed Account Option must occur within one month of the date of payment. If we do not receive allocation instructions from you when your payment is received, each monthly installment plus attributed earned interest will be transferred to the money market Variable Sub-Account in substantially equal monthly installments using the longest Dollar Cost Averaging transfer period being offered at the time the purchase payment is made, until we have received allocation instructions.

Each purchase payment and attributed earned interest must be transferred out of this option by means of dollar cost averaging within 12 months. At the end of the transfer period, any nominal amounts remaining in the Twelve-Month DCA Fixed Account Option will be automatically allocated to the money market Variable Sub-Account. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve-Month Dollar Cost Averaging Fixed Account Option.

We bear the investment risk for all amounts allocated to the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to this options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Twelve-Month DCA Fixed Account Option. For current interest rate information, please contact your representative or Allstate customer service at 1-800-366-1411, extension 17500.

Investment Alternatives: Transfers


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer any portion of your Contract Value among the investment alternatives. You may not transfer any portion of your Contract Value to any Dollar Cost Averaging Fixed Account Options. You may request transfers in writing or by telephone according to the procedure described below.

                               22 PROSPECTUS

You may make 12 transfers per Contract Year without charge. We consider multiple transfers made on a single business day as a single transfer. We reserve the right to impose a transfer fee equal to the greater of $25.00 or 0.50% of the amount transferred to each transfer after the 12th transfer in a Contract Year. If the total amount remaining in any Variable Sub-Account after a transfer is less than $100, we will automatically transfer the entire remaining amount to the money market Variable Sub-Account.

The minimum amount that you may transfer into any Guarantee Period of the Standard Fixed Account is $100. Each year, the maximum amount you may transfer and/or withdraw from a Guarantee Period is 25% of the initial amount allocated to each such Guarantee Period. We measure a year from the date a Guarantee Period is established. Interest earned may, however, be transferred and/or withdrawn without limitation. Withdrawal charges may also apply. See "Expenses -- Withdrawal Charge," below, for details.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. Your Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. We consider multiple transfers made on a single business day as a single transfer. You may not convert any portion of your fixed income payments into variable income payments. After the Payout Start Date, you may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments if you did not select the Income Protection Option.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-366-1411, extension 17500. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request, if:

o we believe, in our sole discretion, that excessive trading by or on behalf of such Contract Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Portfolios or would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the corresponding Portfolios that they intend to restrict the purchase or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Portfolio shares.

All transfers involving the purchase or redemption of mutual funds shares by the Variable Account may be subject to restrictions or requirements imposed by the Portfolios. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a Variable Sub-Account

                                 23 PROSPECTUS
that occur within a certain number of days following the date of allocation to the Variable Sub-Account. Such fees may vary by Sub-Account, but will only apply to those Sub-Accounts corresponding to Portfolios that explicitly require the assessment of such fees.

We may apply these excessive trading limit restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

DOLLAR COST AVERAGING PROGRAM

By using our "Dollar Cost Averaging Program," you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account to any of the other Variable Sub-Accounts. The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. Participation in this program does not, however, assure you of a greater profit from your purchases under the program nor will it prevent or necessarily reduce losses in a declining market.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee (currently waived). You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods of the Standard Fixed Account. This program is available only during the Accumulation Phase.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our "Automatic Portfolio Rebalancing Program," we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2 Sub-Account and 60% to be in the LSA Growth Equity Fund Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2 Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2 Variable Sub-Account and use the sales proceeds to buy more units in the LSA Growth Equity Portfolio Variable Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The Automatic Portfolio Rebalancing Program is available during both the Accumulation and Payout Phases of the Contract. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee during a Contract Year, and are not otherwise subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                 24 PROSPECTUS

Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 Contract maintenance charge proportionately from the Variable Sub-Accounts. We will also deduct this charge if you withdraw your entire Contract Value on any date other than the Contract Anniversary, unless your Contract qualifies for a waiver as described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We may not increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

o your Contract Value equals $50,000 or more, or

o all money is allocated to the Fixed Account Options.

After the Payout Start Date, we will waive the charge if the Contract Value is $50,000 or more on the Payout Start Date, or if all payments are Fixed Amount Income Payments. After the Payout Start Date, the annual Contract maintenance charge will be deducted in equal parts from each income payment. If you have selected more than one Income Plan, the charge will be deducted from the payments under the Income Plan having the life contingent option with the greatest number of remaining guaranteed payments. If a life contingent option is not in effect, the charge will be deducted from the Income Plan with the greatest number of remaining guaranteed payments.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.40% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.30% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. The charge for the Income Protection Option applies only during the Payout Phase.

Allstate reserves the right to raise the Income Protection Option charge to up to 0.75%. However, once your option is in effect, Allstate may not change the fee that applies to your Contract. We charge an additional amount for the Income Protection Option to compensate us for the additional risk that we accept by providing the Option.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the Contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We reserve the right to impose a fee upon transfers in excess of 12 during any Contract Year. If we impose a transfer fee, the fee will be the greater of $25.00 or 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the amount you withdraw during both the Accumulation and Payout Phases of your Contact. The charge declines to 0% over a 6 year period that begins on the day we issue your Contract. A schedule showing how the charge declines is shown on page 8. You can withdraw up to the Free Withdrawal Amount each Contract Year during the Accumulation Phase without paying the withdrawal charge. The "Free Withdrawal Amount" is the greater of 10% of your purchase payments or 10% of your Contract Value as of the beginning of the Contract Year. Unused portions of the Free Withdrawal Amount may not be carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from any portion of the amount

                                 25 PROSPECTUS
withdrawn that exceeds the Free Withdrawal Amount. The Free Withdrawal Amount is not available during the Payout Phase of your Contract. Please see the "Withdrawals During the Payout Phase" section, below, for additional information about withdrawals made during the Payout Phase of your Contract.

For federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

o withdrawals taken to satisfy IRS minimum  distribution rules for the Contract;
or

o withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. you request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

Terminal Illness Waiver. We will waive the withdrawal charge on all withdrawals taken under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a living person) are first diagnosed with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract Owner is not a living person, receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract Owner is not a living person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may, at some point in the future, discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's

                                 26 PROSPECTUS
value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of current estimates of those charges and expenses, see page 9. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

Access to Your Money

You may withdraw some or all of your Contract Value at any time prior to the Payout Start Date. After the Payout Start Date, you may also make withdrawals if you have selected Income Plans 3, 4 or 5 (see "Withdrawals During the Payout Phase," below).

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, Contract maintenance charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You may withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

During the Accumulation Phase, you must name the investment alternatives from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein. During the Payout Phase, you must specify the Income Plan(s) from which you wish to make a withdrawal. We will deduct the amount of the withdrawal proportionately from either all of the investment alternatives or the Variable Sub-Accounts which support such Income Plan(s). If both Fixed Account Options and Variable Sub-Accounts support any Income Plan, you may not withdraw money from only the Fixed Account Options.

In general, you must withdraw at least $100 at a time during the Accumulation Phase and $500 at a time during the Payout Phase. If you use the Systematic Withdrawal Program, however, the minimum amount you may withdraw is $50. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account. Each year, the maximum amount you may transfer and/or withdraw from a Guarantee Period is 25% of the initial amount allocated to each such Guarantee Period. We measure a year from the date a Guarantee Period is established. Interest earned may, however, be transferred and/or withdrawn without limitation. A withdrawal charge may also apply. See "Investment
Alternatives: The Fixed Account Options -- Standard Fixed Account Option," above, for additional information about Guarantee Periods.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS

 We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or such shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

                                27  PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis ("Systematic Withdrawal Program") at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and applicable taxes.

Income Payments

PAYOUT START DATE

The "Payout Start Date" is the date the Contract Value, less any applicable taxes, is applied to one or more Income Plans. The Payout Start Date must be:

o at least 30 days after the Issue Date; and

o no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionately to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Option, certain restrictions may apply as described under "Income Protection Option," below.

You may change your choice of Income Plan(s) until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Five Income Plans are available under the Contract. Each is available to provide:

o fixed income payments;

o variable income payments; or

o a combination of the two.

The five Income Plans are:

Income Plan 1 -- Life Income with Guaranteed Payments. Under this plan, we will make periodic income payments for as long as the Annuitant lives. If the Annuitant dies before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments as required by the Contract. You may elect to receive guaranteed payments for periods up to 360 months. If the Annuitant is older than age 90 as of the Payout Start Date, the guaranteed payments may range from 60 to 360 months.

Income Plan 2 -- Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we will make periodic income payments for as long as either the Annuitant or joint Annuitant, named at the time of Income Plan selection, lives. If both the Annuitant and the joint Annuitant die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments as required by the Contract. You may elect to receive

                              28  PROSPECTUS

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guaranteed payments for periods up to 360 months. If either the Annuitant or the joint Annuitant is older than age 90 as of the Payout Start Date, the guaranteed payments may range from 60 to 360 months.

Income Plan 3 -- Guaranteed Number of Payments and a Withdrawal Option. Under this plan, we will make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. This plan offers a withdrawal option as defined under Withdrawals During the Payout Phase.

Income Plan 4 -- Life Income With Guaranteed Payments and a Withdrawal Option. Under this plan, we will make payments for as long as the Annuitant lives. The initial number of payments guaranteed will be based on the life expectancy of the Annuitant as determined in accordance with guidelines published by the Internal Revenue Service. If the Annuitant dies before all guaranteed payments (adjusted by any prior withdrawals) have been made, we will continue to pay the remainder of the guaranteed payments as required by the Contract. This plan offers a withdrawal option as defined under Withdrawals During the Payout Phase.

Income Plan 5 -- Joint And Survivor Life Income With Guaranteed Payments and a Withdrawal Option. We will make payments for as long as either the Annuitant or joint Annuitant, named at the time of Income Plan selection, lives. The initial number of payments guaranteed will be based on the life expectancy of the joint Annuitants as determined in accordance with guidelines published by the Internal Revenue Service. If both the Annuitant and the joint Annuitant die before all guaranteed payments (adjusted by any prior withdrawals) have been made, we will continue to pay the remainder of the guaranteed payments as required by the Contract. This plan offers a withdrawal option as defined under Withdrawals During the Payout Phase.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plans 1, 2, 4 and/or 5, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

We reserve the right to make other Income Plans available in the future.

If, prior to the Payout Start Date, you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan(s) on the Payout Start Date. If the amount available to apply under your Income Plan(s) is less than $2,000, or is not enough to provide an initial payment of at least $20, and state law permits, we may:

o pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

o reduce the frequency of your payments so that each payment will be at least
$20.

WITHDRAWALS DURING THE PAYOUT PHASE

During the Payout Phase, you may only make withdrawals from Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 & 5 ("guaranteed payment plans"). You may terminate all or part of your income payments under these plans at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date, above, on page 17) on which we receive your request. A withdrawal charge may apply. During the Payout Phase, the withdrawal value ("withdrawal value") under your Contract is equal to the lump sum amount you would receive if you elected to terminate all of your income payments under "guaranteed payment plans," excluding any withdrawal charges. On the date you withdraw all or part of your withdrawal value, we will reduce your withdrawal value by the amount of the withdrawal. Any amounts guaranteed under the Income Protection Option are not considered in determining the withdrawal value.

                                29  PROSPECTUS

To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we used to compute your initial variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

On the date you make a withdrawal under Income Plan 3, we will reduce the remaining income payments so the present value of the reduced income payments, plus the amount of the withdrawal, equals the present value of the income payments just prior to the withdrawal.

On the date you make a withdrawal under Income Plan 4 or 5, we will reduce the remaining income payments and the guaranteed number of payments so that the actuarial present value of the reduced income payments, plus the amount of the withdrawal, equals the actuarial present value of the income payments just prior to the withdrawal. Actuarial present values are determined using the assumed investment rate you previously selected, in the case of variable payments, or the applicable current interest rate, in the case of fixed payments, and the industry mortality tables or modified industry mortality tables that we are using at the time of the withdrawal. You should check with your representative regarding the effect of withdrawals on your remaining income payments.

General Withdrawal Provisions During the Payout Phase. Each withdrawal during the Payout Phase you make must be at least $500. If, after any withdrawal, the value of your remaining income payments does not provide a payment of at least $20, we reserve the right to terminate your Contract. If we terminate your Contract in this manner, we will pay you the present value of your remaining income payments in a lump sum. We will also terminate your Contract if you withdraw the entire value of the remaining income payments.

You must specify the Income Plans from which you wish to make a withdrawal. We will deduct your withdrawal proportionately from the Variable Sub-Accounts which support such Income Plans. See "Access to Your Money," above, for additional information about withdrawals in general.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience; and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the mortality tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. Currently, you may choose either a 5% or 3% assumed investment rate per year. If you select the Income Protection Option, however, the assumed investment rate must be 3%. If you do not choose an assumed investment rate, we will automatically apply the 3% assumed investment rate. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. With a higher assumed investment rate, your initial income payment will be larger than with a lower assumed investment rate. While income payments continue to be made, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of interest we will credit. The interest rate will vary from year to year, but will never be less than 2.0% per year. We do not allow withdrawals of the annual amount unless

                                     30 PROSPECTUS

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you make a full or  partial  withdrawal  request  of the value of the  remaining payments under a guaranteed payment plan. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless there are remaining guaranteed payments under your Income Plan). For example, if you have selected Income Plan 1 with zero guaranteed payments and the Annuitant dies during the year, the beneficiary will not be entitled to receive the remaining level payments for that year.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. applying the applicable portion of the Contract Value, less any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract; or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME PROTECTION OPTION

If you have selected variable income payments, you may elect to add the Income Protection Option to Income Plans 1, 2, 4 and/or 5. You may add the Income Protection Option to one or more Income Plans. If you elect the "Income Protection Option," we guarantee that your variable income payments under each Income Plan to which the Income Protection Option applies will never be less than 85% of the initial variable amount income value, as calculated on the Payout Start Date, under such Income Plans. You may only add the Income Protection Option on the Payout Start Date. Also, you may only add the Income Protection Option if the oldest Annuitant is age 75 or younger as of the Payout Start Date.

In order to ensure that we achieve adequate investment diversification ("Income Protection Diversification Requirement"), we reserve the right, in our sole discretion, to impose Variable Sub-Account investment limitations during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Option applies. To achieve our Income Protection Diversification Requirement, we have divided the 34 Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

Unrestricted Variable Sub-Accounts (there is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts):*

Fidelity VIP Investment Grade Bond -- Service Class 2
PIMCO Foreign Bond
PIMCO Money Market
PIMCO Total Return Bond

* Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Restricted Variable Sub-Accounts (you may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts):+

Fidelity VIP Equity-Income -- Service Class 2
Fidelity VIP Overseas -- Service  Class 2
Janus Aspen Series Worldwide Growth: Service Shares
Janus Aspen Series Global Value: Service Shares
LSA Balanced
LSA Basic Value
LSA Blue Chip
LSA Capital Appreciation LSA Disciplined Equity
LSA Diversified Mid Cap
LSA Focused Equity
LSA Growth Equity
LSA Mid Cap Value
LSA Value Equity
MFS Utilities --Service Class
Morgan Stanley UIF High Yield
OCC Small Cap Oppenheimer International Growth VA -- Service Class Oppenheimer Main Street Small Cap VA --Service Class
Putnam High Yield -- Class IB

                                   31 PROSPECTUS
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Putnam International Growth and Income -- Class IB
Salomon Brothers Variable Capital
Van Kampen LIT Growth & Income, Class II

+ Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Excluded Variable Sub-Accounts (currently, none of the following Variable Sub-Accounts are available to support variable income payments):

A I M V.I. Dent Demographic Trends
Lazard Retirement Emerging Markets
LSA Aggressive Growth
LSA Emerging Growth Equity
MFS New Discovery-- Service Class
OCC Science and Technology
Rydex OTC

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers you make that are not required to meet the Income Protection Diversification Requirement will count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

After the Payout Start Date, if you make any withdrawals, the amount guaranteed under the Income Protection Option is equal to (a) multiplied by (b) and the result divided by (c) where:

(a)= the amount guaranteed under the Income Protection Option immediately preceding the withdrawal;

(b)= the value of the variable income payment (without regard to the Income Protection Option) immediately following the withdrawal; and

(c)= the value of the variable income payment (without regard to the Income Protection Option) immediately preceding the withdrawal.

If you select the Income Protection Option, there are several other restrictions that apply to your Contract. Once selected, you may not delete or remove the Income Protection Option from any Income Plan(s). If you select Income Plans 1 or 2, you must choose to receive guaranteed income payments for at least 120 months, unless the Internal Revenue Service requires a different time period. You may not convert any of your variable income payments into fixed income payments. You must also select an assumed investment rate of 3%. See "Variable Income Payments," above, for additional information about assumed investment rates.

Appendix A contains an example of how we calculate the Income Protection Option and the effect of withdrawals during the Payout Phase.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                                  32  PROSPECTUS
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Death Benefits

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract Owner or;

2. the death of the Annuitant, if the Contract is owned by a non-living person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death:"

o a certified copy of a death certificate;

o a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the death benefit is equal to the greater of:

1. the sum of all purchase payments reduced by a withdrawal adjustment, as defined below; or

2. the Contract Value as of the date we determine the death benefit.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c), where:

(a)= is the withdrawal amount;

(b)= is the Contract Value immediately prior to the withdrawal; and

(c)= is the sum of all purchase payments adjusted for any prior withdrawals.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT PAYMENTS

If the new Contract Owner is a living person, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

o the life of the new Contract Owner; or

o for a guaranteed number of payments from 60 to 360 months, but not to exceed the life expectancy of the (new) Contract Owner; or

o the life of the new Contract Owner with a guaranteed number of payments from 60 to 360 months, but not to exceed the life expectancy of the new Contract Owner.

Options 1 and 2 above are only available if the new Contract Owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract Owner will receive the Settlement Value. The "Settlement Value" paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We reserve the right to waive the 180 day limit on a non-discriminatory basis. In any event, the entire value of the Contract must be distributed within 5 years after the date of the death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the sole new Contract Owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the spouse does not elect Options 1 or 2 above, the Contract will continue in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

o Transfer all or a portion of the excess among the Variable Sub-Accounts;

o Transfer all or a portion of the excess into the Standard Fixed Account Option and begin a new Guarantee Period; or

                               33  PROSPECTUS

o Transfer all or a portion of the excess into a combination of Variable Sub-Accounts or the Standard Fixed Account Option.

Any such transfer does not count as one of the free transfer allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

If the new Contract Owner is a corporation, trust, or other non-living person, then the new Contract Owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

DEATH OF ANNUITANT

If any Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, then the Contract will continue with a new Annuitant as described on page 15.

If the Contract Owner is a non-living person, the non-living Contract Owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-living Contract Owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-living Contract Owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We reserve the right to waive the 180 day limit on a non-discriminatory basis.

More Information

ALLSTATE

Allstate is the issuer of the Contract. Allstate is an Illinois stock life insurance company organized in 1957. "Allstate Financial" is the marketing name used by Allstate to refer to the company and its affiliates and subsidiaries.

Allstate is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior), Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Allstate established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate.

The Variable Account currently consists of multiple Variable Sub-Accounts. Each Variable Sub-Account offered under this Contract invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing,

                               34  PROSPECTUS
tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors/trustess of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate. ALFS is a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.00%, on an annual basis, of the Contract Values considered in connection with the bonus. Allstate does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

                               35  PROSPECTUS

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

o issuance of the Contracts;

o maintenance of Contract Owner records;

o Contract Owner services;

o calculation of unit values;

o maintenance of the Variable Account; and

o preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Foley & Lardner, Washington, D.C., has advised Allstate on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Allstate's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate.

Taxes

The following discussion is general and is not intended as tax advice. Allstate makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a living person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Living Owners. As a general rule, annuity contracts owned by non-living persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for contracts owned by non-living persons.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Allstate does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

                                 36  PROSPECTUS

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Value among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o made on or after the date the individual attains age 59 1/2,

o made to a Beneficiary after the Contract Owner's death,

o attributable to the Contract Owner being disabled, or

o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Commutation of Annuity Payments. The Federal tax treatment of Income Plans is unclear in some respects. As a result, it is possible that a greater or lesser portion of payments may be included in your taxable income than described above or that we plan

                                37  PROSPECTUS
to report to the Internal Revenue Service. The tax law is also unclear regarding the portion of any additional withdrawal received after the Payout Start Date that is taxable, and thus it is also possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Taxation of Annuity Death Benefits. Death of a Contract Owner, or death of the Annuitant if the Contract is owned by a non-living person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2;

2. made as a result of the Contract Owner's death or disability;

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. Allstate believes such modifications would violate the substantially equal periodic payments and immediate annuity exceptions to the 10% penalty tax. Similar treatment may apply to additional withdrawals or other modifications of the payment stream from Qualified Contracts. You should consult a competent tax advisor prior to taking a withdrawal.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Allstate (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain qualified plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

o Roth IRAs under Section 408A of the Code;

o Simplified Employee Pension Plans under Section 408(k) of the Code;

o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

o Tax Sheltered Annuities under Section 403(b) of the Code;

o Corporate and Self Employed Pension and Profit Sharing Plans; and

o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all Income Plans offered under your Contract satisfy the requirements for minimum distributions. Please see a competent tax advisor to make sure the qualified plan distribution requirements for this annuity are satisfied. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses,

                               38  PROSPECTUS
prior to purchasing a variable annuity in a qualified plan or IRA.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Contract issued as a Traditional IRA, Roth IRA or SIMPLE IRAs could result in increased taxes to the Contract Owner.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the Contract Owner also purchases a life insurance contract in connection with such plan.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

o attains age 59 1/2,

o separates from service,

o dies,

o becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Allstate is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Allstate may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

EXPERTS

The consolidated financial statements of Allstate as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the related financial statement schedules, incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the two year period then ended, incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Performance Information

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an

                                  39  PROSPECTUS
investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the Contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the Contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                    40  PROSPECTUS

Statement of Additional Information
Table of Contents

Description
Additions, Deletions or Substitutions of Investments
The Contract
     Purchases of Contracts
     Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Performance Information
     Standardized Total Returns
     Non-standardized Total Returns
     Adjusted Historical Total Returns
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
     Incontestability
     Settlements
     Safekeeping of the Variable Account's Assets
     Premium Taxes
     Tax Reserves
     Federal Tax Matters
Qualified Plans
Experts
Financial Statements

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

                               41  PROSPECTUS

Appendix A Example of Calculation of Amount Guaranteed under the Income Protection Option and the Effect of Withdrawals During the Payout Phase

Part I of Appendix A illustrates how we calculate the amount guaranteed under the Income Protection Option. Part II of Appendix A illustrates the effect of withdrawals during the Payout Phase. Please remember that you are looking at an example only. Please also remember that the Income Protection Option may only be added to Income Plans 1, 2, 4 and/or 5, and only to those Income Plans for which you have selected variable income payments.

Part I

To illustrate the calculation of the amount guaranteed under the Income Protection Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:                             65
Sex of Annuitant:                                                               male
Income Plan selected:                                                           4
Payment frequency:                                                              monthly
Amount applied to variable income payments under the Income Plan:               $100,000.00

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                                        3%
Guaranteed minimum variable income payment:                                     85% of the initial variable amount income value
Internal Revenue Service life expectancy male-- age 65:                         20 years

Step 1 -- Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $4.7938 per $1,000 applied to variable income payments under Income Plan 4. Therefore, the initial variable amount income value = $100,000 X $4.7938/1000 = $479.38.

Step 2 -- Calculation of the amount guaranteed under the Income Protection
Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $479.38 = $407.47.

Step 3 -- Illustration of the effect of the minimum payment guarantee under the Income Protection Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $407.47 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $407.47, you would receive the greater amount.

Part II

To illustrate the effect of withdrawals during the Payout Phase we use the same assumptions that applied in Part I above. On the Payout Start Date, the number of guaranteed payments is based on the Internal Revenue Service life expectancy, which in this example is 240 months (20 years). Also assume, for example, that the Contract Owner desires to make a withdrawal of $10,000 three (3) years after the Payout Start Date, and that the amount of the monthly variable income payment at the time of the withdrawal equals $486.25.

Step 1 -- Calculate the withdrawal value:

The withdrawal value is equal to the present value of the remaining guaranteed payments at the time of the withdrawal request. Any amounts guaranteed under the Income Protection Option are not considered in determining the withdrawal value. In this example, the remaining number of guaranteed payments is 204 months (17 years), and the amount of the monthly variable income payment at the time of the withdrawal request equals $486.25. The calculated withdrawal value equals $78,067.06. This amount equals the present value of $486.25 per month for 204 months (17 years), calculated using a discount rate equal to the assumed investment rate of 3%. Since the amount of the requested withdrawal is less than the withdrawal value, the Contract Owner will be allowed to make the $10,000 withdrawal.

Step 2 -- Determine the amount of the new variable income payment and the new remaining number of guaranteed payments after withdrawal:

The new variable income payment and remaining number of guaranteed payments are determined based on the following at the time of the withdrawal request:

After a withdrawal, the remaining income payments will be reduced and the remaining number of guaranteed payments will be reduced so that the actuarial present value of the reduced income payments plus the amount of the withdrawal will be equivalent to the actuarial present value of the Income Payments just prior to the withdrawal. For variable income payments, actuarial present values are determined using the assumed interest rate (3% in this example), and industry mortality tables or modified industry mortality tables that we are using at the time of the withdrawal. Any amounts guaranteed under the Income Protection Option are not considered in determining the withdrawal value.

The actuarial present value of the variable income payments immediately prior to the withdrawal is $92,445.29. This amount equals the present value of all remaining guaranteed payments (i.e., the withdrawal value) plus the actuarial present value of the life contingent income payments payable after any remaining guaranteed income payments are paid. In this example, the withdrawal value is $78,067.06 and the actuarial present value of the life contingent payments is $14,378.23.

After the withdrawal, the resulting new variable income payment would be $439.04 per month and the resulting new number of remaining guaranteed payments would be 195 months. These values are derived such that the withdrawal value (which includes only remaining guaranteed income payments) and the actuarial present value of variable income payments (which includes remaining guaranteed income payments plus any life contingent payments) are each reduced by the amount of the withdrawal. In this example, the withdrawal value is reduced by $10,000 to $68,067.06 and the actuarial present value of variable income payments is reduced by $10,000 to $82,445.29. The new payment amount of $439.04 and the new remaining number of guaranteed payments of 195 months is the only new payment/new remaining period combination that will satisfy the above criteria and would maintain a level payment for the rest of the Annuitant's expected life. Please remember that the new payment amount of $439.04 is not guaranteed, and variable income payments after the withdrawal will depend on the investment results of the assets supporting your variable income payments.

Step 3 -- Calculate the adjustment to the amount guaranteed under the Income Protection Option:

Adjustment to the amount guaranteed under the Income Protection Option = (a X b)/c, where:

 (a) = the amount guaranteed under the Income Protection Option immediately preceding the withdrawal; (b) = the value of the variable income payment (without regard to the Income Protection Option) immediately following the withdrawal; and
 (c) = the value of the variable income payment (without regard to the Income Protection Option) immediately preceding the withdrawal.

In this example, (a) = $407.47, (b) = $439.04, and (c) = $486.25.

Therefore, the adjusted amount guaranteed under the Income Protection Option is $367.91 = ($407.47 X $439.04)/$486.25.

Allstate Life Insurance Company              Statement of Additional Information
Allstate Financial Advisors Separate Account I             Dated October 1, 2001
P.O. Box 80469
Lincoln, NE 68501-0469
1 (800) 366-1411, ext. 17500

This Statement of Additional Information supplements the information in the prospectus for the Allstate Financial Personal Retirement Manager Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated October 1, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Contracts.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
---------------------------------------------------------------------------

Description

----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchases of Contracts
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
      Standardized Total Returns
----------------------------------------------------------------------------
      Non-standardized Total Returns
----------------------------------------------------------------------------
      Adjusted Historical Total Returns
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------
   Calculation of Annuity Unit Values
----------------------------------------------------------------------------
   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
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   Qualified Plans
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   Experts
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   Financial Statements
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ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as an investment management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

Purchase of Contracts

We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

Tax-Free Exchanges (1035 Exchanges, Rollovers AND Transfers)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

Standardized Total Returns

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)(nth power) = ERV

where:

   T       =        average annual total return

   ERV     =        ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of 1, 5, or 10 year periods or shorter period

   n       =        number of years in the period

   1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the Contract maintenance charge, we pro rate the charge by dividing (i) the Contract maintenance charge by (ii) an assumed average Contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

No standardized total returns are available for the Variable Sub-Accounts as
they  began   operations  as  of  the  date  of  this  Statement  of  Additional
Information.

Non-Standardized Total Returns

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; "'n' most recent Calendar Years"; and "Inception (commencement of the Sub-Account's operation) to date" (day of the advertisement).

No non-standardized total returns are available for the Variable Sub-Accounts as they began operations as of the date of this Statement of Additional Information.

Adjusted Historical Total Returns

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, including both the Contract maintenance charge and the withdrawal charge. No adjusted historical total returns are shown for the Income Protection Option.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below.

No adjusted historical total returns are shown for the Janus Aspen Series Global Variable Sub-Account Portfolio because the corresponding Portfolio commenced operations on May 1, 2001. No adjusted historical total returns are shown for Variable Sub-Accounts marked with an asterisk (*) below because the corresponding Portfolios had not commenced operations as of December 31, 2000.

The inception dates of the Portfolios are as follows:

---------------------------------------- -------------------------------------

Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio

AIM V.I. Dent Demographic Trends                                12/29/99
Fidelity VIP Equity-Income - Service Class 2                    10/10/86
Fidelity Investment Grade Bond - Service Class 2                12/6/88
Fidelity VIP Overseas - Service Class 2                         1/29/87
Janus Aspen Series Global Value - Service Shares                5/1/01
Janus Aspen Series Worldwide Growth - Service Shares            9/13/93
Lazard Retirement Emerging Markets                              11/3/97
LSA Aggressive Growth*                                          8/14/01
LSA Balanced                                                    10/1/99
LSA Basic Value*                                                8/14/01
LSA Blue Chip*                                                  8/14/01
LSA Capital Appreciation*                                       8/14/01
LSA Disciplined Equity                                          10/1/99
LSA Diversified Mid Cap*                                        8/14/01
LSA Emerging Growth Equity                                      10/1/99
LSA Focused Equity                                              10/1/99
LSA Growth Equity                                               10/1/99
LSA Mid Cap Value*                                              8/14/01
LSA Value Equity                                                10/1/99
MFS New Discovery Series - Service Class Shares                 4/29/98
MFS Utilities Series - Service Class Shares                      1/3/95
Morgan Stanley UIF High Yield                                   12/31/96
OCC Science and Technology                                      4/12/00
OCC Small Cap                                                   8/1/88
Oppenheimer International Growth - Service Class                5/13/92
Oppenheimer Main Street Small Cap - Service Class               5/1/98
PIMCO Foreign Bond                                              12/2/92
PIMCO Money Market                                              3/1/91
PIMCO Total Return Bond                                         5/11/87
Putnam VT High Yield - Class IB                                  2/1/88
Putnam VT International Growth and Income - Class IB             1/2/97
Rydex OTC                                                       5/17/97
Salomon Brothers Variable Capital                               2/17/98
Van Kampen LIT Growth and Income, Class II                      12/23/96


                         Average Annual Total Return (1)

Without the Income Protection Option
(Total Variable Account Annual Expenses 1.50%)



                                                                                                 10 Years or
                          Variable Sub-Account                    One Year        Five Year    Since Inception*
----------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                                     -23.69%       N/A          -23.71%
Fidelity VIP Equity Income - Service Class 2+                          1.95%      11.31%         15.25%
Fidelity VIP Investment Grade Bond - Service Class 2+                  4.54%       4.05%          5.74%
Fidelity VIP Overseas - Service Class 2+                             -25.08%       7.56%          6.95%
Janus Aspen Series Global Value - Service Shares                       N/A         N/A            N/A
Janus Aspen Series Worldwide Growth - Service Shares++               -28.17%      17.64%         17.98%
Lazard Retirement Emerging Markets                                   -33.72%       N/A           -9.41%
LSA Aggressive Growth(2)                                               N/A         N/A            N/A
LSA Balanced                                                           2.69%       N/A            4.66%
LSA Basic Value(2)                                                     N/A         N/A            N/A
LSA Blue Chip(2)                                                       N/A         N/A            N/A
LSA Capital Appreciation(2)                                            N/A         N/A            N/A
LSA Disciplined Equity                                               -16.94%       N/A           -5.73%
LSA Diversified Mid Cap(2)                                             N/A         N/A            N/A
LSA Emerging Growth Equity                                           -35.75%       N/A           12.11%
LSA Focused Equity                                                   -21.33%       N/A           -3.66%
LSA Growth Equity                                                    -17.58%       N/A            0.05%
LSA Mid Cap Value(2)                                                   N/A         N/A            N/A
LSA Value Equity                                                       9.07%       N/A           13.51%
MFS New Discovery-Service Class+++                                   -10.02%       N/A           18.99%
MFS Utility Series-Service Class+++                                   -8.53%      12.46%         14.65%
Morgan Stanley UIF High Yield                                        -16.52%       N/A            1.05%
OCC Science and Technology(3)                                          N/A         N/A          -45.43%
OCC Small Cap                                                         37.47%      11.45%         14.37%
Oppenheimer International Growth - Service Class ++++                -15.48%      12.72%          9.79%
Oppenheimer Main Street Small Cap - Service Class ++++               -24.25%       N/A            2.25%
PIMCO Foreign Bond                                                     1.40%       3.07%          4.15%
PIMCO Money Market                                                     0.05%       3.62%          3.25%
PIMCO Total Return Bond                                                5.88%       4.04%          5.61%
Putnam VT High Yield - Class IB+++++                                 -14.44%       1.44%          9.19%
Putnam VT International Growth and Income - Class IB+++++             -4.75%       N/A           11.49%
Rydex OTC Fund                                                       -43.70%       N/A           25.25%
Salomon Brothers Variable Capital                                     11.91%       N/A           17.68%
Van Kampen LIT Growth & Income - Class II++++++                       12.69%       N/A           15.89%

*The inception dates of the Portfolios appear in the first table under "Adjusted Historical Total Returns" above.

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(2) No adjusted historical returns are shown for this Variable Sub-Account because the corresponding Portfolio had not commenced operations as of December 31, 2000.

(3)  The performance indicated is non-annualized.

+ The Portfolios' Service Class 2 shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolios' 12b-1 class shares. The inception dates for the Portfolios are set forth in the first table under the heading "Adjusted Historical Total Returns" above.

++ The Portfolio's Service Shares ("12b-1 class") corresponding to this Variable Sub-Account were first offered on December 31, 1999. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolio's Institutional Shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolio's 12b-1 class shares. The inception date for the Portfolio is set forth in the first table under the heading "Adjusted Historical Total Returns" above.

+++ The Portfolios' Service Class shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on May 1, 2000. This share class has a Rule 12b-1 fee of 0.20%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolios' 12b-1 class shares. The inception dates for the Portfolios are set forth in the first table under the heading "Adjusted Historical Total Returns" above.

++++ The Portfolios' Service Class shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on March 19, 2001 for Oppenheimer International Growth and July 16, 2001 for Oppenheimer Main Street Small Cap. This share class has a Rule 12b-1 fee of 0.15%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolios' non-12b-1 class shares, adjusted to reflect the current Rule 12b-1 fee for the Portfolios' 12b-1 class shares. The inception dates for the Portfolios are set forth in the first table under the heading "Adjusted Historical Total Returns" above.

+++++ The performance shown is based on historical performance of the Class IB shares from inception of the Portfolio through December 31, 2000, and includes a Rule 12b-1 fee of 0.15%. As of May 1, 2001, the Portfolios' Board of Trustees authorized increasing the 12b-1 fee to 0.25%. Please be advised that performance shown would be lower had the increased fee been in effect for the period prior to May 1, 2001.

++++++ The Portfolio's Class II shares ("12b-1 class") corresponding to this Variable Sub-Account were first offered on 9/18/00. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolio's Class I shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolio's 12b-1 class shares. The inception date for the Portfolio is set forth in the first table under the heading "Adjusted Historical Total Returns" above.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

Net Investment Factor

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)  The sum of:

     (1) the net asset value per share of the mutual fund underlying the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the Sub-Account during the current Valuation Period.

(B) Divided by the net asset value per share of the mutual fund underlying the Sub-Account determined as of the end of the immediately preceding Valuation Period.

(C) The result is reduced by the mortality and expense risk charge corresponding to the portion of the 365-day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

Incontestability

We will not contest the Contract after we issue it.

Settlements

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

Safekeeping of the Variable Account's Assets

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodians of the Portfolios.

Premium Taxes

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

Tax Reserves

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. Allstate makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Allstate Life Insurance Company

Allstate is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Variable Account is not an entity separate from Allstate, and its operations form a part of the company. As a consequence, the Variable Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under current federal tax law, Allstate believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Generally, reserves are amounts that Allstate is legally required to accumulate and maintain in order to meet future obligations under the Contracts. Allstate does not anticipate that it will incur any federal income tax liability attributable to the Variable Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Variable Account, then we may impose a charge against the Variable Account in order to make provision for such taxes.

Exceptions to the Non-Natural Owner Rule

Generally, contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes, unless one of several exceptions apply. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the contract for the benefit of a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of a contract under a non-qualified deferred compensation arrangement for employees. Other exceptions to the non-natural owner rule are:

     (1) contracts acquired by an estate of a decedent by reason of the death of the decedent;

     (2)  certain qualified contracts;

     (3) contracts purchased by employers upon the termination of certain qualified plans;

     (4) certain contracts used in connection with structured settlement agreements; and

     (5) contracts purchased with a single premium when the annuity starting date is no later than a year from date of purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Period.

IRS Required Distribution at Death Rules

To qualify as an annuity contract for federal income tax purposes, a non-qualified contract must provide:

     (1) if any owner dies on or after the annuity start date, but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death;

     (2) if any owner dies prior to the annuity start date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The five year requirement is satisfied if:

     (1) any portion of the owner's interest which is payable to a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary), and

     (2)  the distributions begin within one year of the owner's death.

If the owner's designated beneficiary is a surviving spouse, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, the annuitant is treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person is treated as the death of the owner.

QUALIFIED PLANS

This Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate reserves the right to limit the availability of the Contract for use with any of the qualified plans listed below. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan. Qualified plan participants, and owners, annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the qualified plan regardless of the terms of the Contract.

Types of Qualified Plans

IRAS

Section 408 of the Code permits eligible individuals to contribute to an individual retirement plan known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid or the contract value. The Contract provides a Death Benefit that in certain situations may exceed the greater of the payments or the Contract Value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

Roth IRAS

Section 408A of the Tax Code permits eligible individuals to make non-deductible contributions to an individual retirement plan known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempt from the 10% penalty tax on premature distributions.

Simplified Employee Pension Plans

Section 408(k) of the Tax Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice.

Savings Incentive Match Plans for Employees (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or non-elective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

Tax Sheltered Annuities

Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Tax Code) to have their employers purchase contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a
Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after:

     -    the date the employee attains age 59 1/2,

     -    separates from service,

     -    dies,

     -    becomes disabled, or

     - on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the Contract Value to another 403(b) plan.


Corporate and Self-Employed Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts to provide benefits under the plans.


State and Local  Government and Tax Exempt  Organization  Deferred  Compensation
Plans

Section 457 of the Tax Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Employees with contracts under the plan are considered general creditors of the employer. The employer, as owner of the contract, has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject only to the claims of the employer's general creditors, until such time as the assets become available to the employee or a beneficiary.


EXPERTS

The consolidated financial statements of Allstate as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the two year period then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the consolidated financial statements of Allstate as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedules and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements and schedules of Allstate, included herein, should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY:

We have audited the accompanying Consolidated Statements of Financial
Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Consolidated Statements of Operations and Comprehensive
Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule 1 - Summary of Investments other than Investments in Related Parties, Schedule IV - Reinsurance, and Schedule V - Valuation Allowance and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule 1 - Summary of Investments other than Investments in Related Parties, Schedule IV - Reinsurance, and Schedule V - Valuation Allowance and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP
Chicago, Illinois
February 23, 2001

             ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   CONSOLIDATED STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME


                                                                                             YEAR ENDED DECEMBER 31,
                                                                              -----------------------------------------------------
                                                                                 2000                1999                 1998
                                                                              ------------       -------------         ------------
 ($ IN MILLIONS)

REVENUES
Premiums (net of reinsurance ceded of $302, $241 and $178)                    $     1,069        $        838          $       889
Contract charges                                                                      798                 723                  630
Net investment income                                                               2,589               2,239                2,113
Realized capital gains and losses                                                     (26)                192                  322
                                                                              ------------       -------------         ------------
                                                                                    4,430               3,992                3,954
                                                                              ------------       -------------         ------------


COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $243, $161 and $52)             1,439               1,251                1,225
Interest credited to contractholders' funds                                         1,519               1,260                1,190
Amortization of deferred policy acquisition costs                                     418                 367                  377
Operating costs and expenses                                                          343                 344                  324
                                                                              ------------       -------------         ------------
                                                                                    3,719               3,222                3,116
                                                                              ------------       -------------         ------------


INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                      711                 770                  838

Income tax expense                                                                    241                 266                  297
                                                                              ------------       -------------         ------------

NET INCOME                                                                    $       470        $        504          $       541
                                                                              ============       =============         ============

OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Changes in:
  Unrealized net capital gains and losses                                             351                (646)                  69
  Unrealized foreign currency translation adjustments                                  (2)                 1                    (1)
                                                                              ------------       -------------         ------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX                                          349                (645)                  68
                                                                              ------------       -------------         ------------
COMPREHENSIVE INCOME (LOSS)                                                   $       819        $       (141)         $       609
                                                                              ============       =============         ============





                   See notes to consolidated financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF FINANCIAL POSITION




                                                                                            DECEMBER 31,
                                                                            -----------------------------------------------
 ($ IN MILLIONS EXCEPT PAR VALUE)                                                  2000                       1999
                                                                            --------------------      ---------------------

ASSETS
Investments
        Fixed income securities, at fair value
          (amortized cost $31,052 and $26,958)                              $            32,281       $            $ 27,136
        Mortgage loans                                                                    4,351                       3,788
        Equity securities, at fair value (cost $425 and $405)                               473                         614
        Short-term                                                                          836                         710
        Policy loans                                                                        644                         606
        Other                                                                                35                          25
                                                                            --------------------      ---------------------
        Total investments                                                                38,620                      32,879

Cash                                                                                         58                          68
Deferred policy acquisition costs                                                         2,926                       2,675
Reinsurance recoverables                                                                    572                         434
Accrued investment income                                                                   494                         388
Other assets                                                                                181                         146
Separate Accounts                                                                        15,298                      13,857
                                                                            --------------------      ---------------------
              TOTAL ASSETS                                                  $            58,149       $            $ 50,447
                                                                            ====================      =====================


LIABILITIES
Contractholder funds                                                        $            27,676       $            $ 23,995
Reserve for life-contingent contract benefits                                             8,000                       7,148
Unearned premiums                                                                             6                          18
Payable to affiliates, net                                                                   52                          52
Other liabilities and accrued expenses                                                    1,487                         825
Deferred income taxes                                                                       505                         187
Separate Accounts                                                                        15,298                      13,857
                                                                            --------------------      ---------------------
              TOTAL LIABILITIES                                                          53,024                      46,082
                                                                            --------------------      ---------------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, 920,210 and 663,650 shares issued and
        outstanding                                                                          92                         66
Redeemable preferred stock - series B, $100 par value, 1,500,000
        shares authorized, 1,170,000 shares issued and outstanding                          117                        117
Common stock, $227 par value, 23,800 shares authorized, issued
        and outstanding                                                                       5                          5
Additional capital paid-in                                                                  600                        600
Retained income                                                                           3,752                      3,367
Accumulated other comprehensive income:
        Unrealized net capital gains                                                        560                        209
        Unrealized foreign currency translation adjustments                                  (1)                         1
                                                                            --------------------      ---------------------
              TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                                  559                        210
                                                                            --------------------      ---------------------
              TOTAL SHAREHOLDER'S EQUITY                                                  5,125                      4,365
                                                                            --------------------      ---------------------
              TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                    $            58,149       $           $ 50,447
                                                                            ====================      =====================




                  See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY


                                                                                             DECEMBER 31,
                                                                           -----------------------------------------------------
($ IN MILLIONS)                                                                 2000               1999              1998
                                                                           ----------------   ----------------  ----------------

REDEEMABLE PREFERRED STOCK - SERIES A
     Balance, beginning of year                                            $            66    $            58   $            45
     Issuance of shares                                                                 26                  8                13
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                               92                 66                58
                                                                           ----------------   ----------------  ----------------

REDEEMABLE PREFERRED STOCK - SERIES B
     Balance, beginning of year                                                        117                117               117
     Issuance of shares                                                                  -                  -                 -
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                              117                117               117
                                                                           ----------------   ----------------  ----------------

COMMON STOCK
     Balance, beginning of year                                                          5                  5                 4
     Issuance of shares                                                                  -                  -                 -
     Adjustment to par value                                                             -                  -                 1
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                                5                  5                 5
                                                                           ----------------   ----------------  ----------------

ADDITIONAL CAPITAL PAID-IN
     Balance, beginning of year                                                        600                600               601
     Adjustment to par value                                                             -                  -                (1)
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                              600                600               600
                                                                           ----------------   ----------------  ----------------

RETAINED INCOME
     Balance, beginning of year                                                      3,367              2,963             2,530
     Net income                                                                        470                504               541
     Dividends                                                                         (85)              (100)             (108)
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                            3,752              3,367             2,963
                                                                           ----------------   ----------------  ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
     Balance, beginning of year                                                        210                855               787
     Change in unrealized net capital gains and losses                                 351               (646)               69
     Change in unrealized foreign currency translation adjustments                      (2)                1                 (1)
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                              559                210               855
                                                                           ----------------   ----------------  ----------------

          Total shareholder's equity                                       $         5,125    $         4,365   $         4,598
                                                                           ================   ================  ================



                     See notes to consolidated financial statements.

            ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                                                  YEAR ENDED
                                                                                                 DECEMBER 31,
                                                                             ------------------------------------------------------
($ IN MILLIONS)                                                                    2000               1999                1998
                                                                             ----------------   ----------------    ---------------

CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                $           470    $           504     $          541
   Adjustments to reconcile net income to
      net cash provided by operating activities:
       Amortization and other non-cash items                                            (232)              (147)              (122)
       Realized capital gains and losses                                                  26               (192)              (322)
       Interest credited to contractholder funds                                       1,438              1,251              1,190
       Changes in:
        Policy benefit and other insurance reserves                                       91                (49)               (21)
        Unearned premiums                                                                (12)               (30)               (17)
        Deferred policy acquisition costs                                               (349)              (261)              (248)
        Reinsurance recoverables                                                        (138)               (41)               (35)
        Income taxes payable                                                             128                 58                 37
        Other operating assets and liabilities                                          (123)               (48)               129
                                                                             ----------------   ----------------    ---------------
                 Net cash provided by operating activities                             1,299              1,045              1,132
                                                                             ----------------   ----------------    ---------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from sales
      Fixed income securities                                                          6,923              4,680              2,310
      Equity securities                                                                  985                992                703
      Real estate                                                                          -                  -                309
   Investment collections
      Fixed income securities                                                          2,041              2,907              2,952
      Mortgage loans                                                                     390                392                424
   Investment purchases
      Fixed income securities                                                        (12,319)           (10,071)            (5,966)
      Equity securities                                                                 (894)              (862)              (494)
      Real estate                                                                          -                  -                (53)
      Mortgage loans                                                                    (938)              (908)              (780)
   Change in short-term investments, net                                                 281                  4               (341)
   Change in other investments, net                                                      (46)               (36)               (74)
                                                                             ----------------   ----------------    ---------------
         Net cash used in investing activities                                        (3,577)            (2,902)            (1,010)
                                                                             ----------------   ----------------    ---------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from issuance of redeemable preferred stock                                   26                  8                 13
   Contractholder fund deposits                                                        7,875              5,594              3,275
   Contractholder fund withdrawals                                                    (5,548)            (3,684)            (3,306)
   Dividends paid                                                                        (85)              (100)              (108)
                                                                             ----------------   ----------------    ---------------
         Net cash provided by (used in) financing activities                           2,268              1,818               (126)
                                                                             ----------------   ----------------    ---------------

NET DECREASE IN CASH                                                                     (10)               (39)                (4)
CASH AT BEGINNING OF YEAR                                                                 68                107                111
                                                                             ----------------   ----------------    ---------------
CASH AT END OF YEAR                                                          $            58    $            68     $          107
                                                                             ================   ================    ===============


                  See notes to consolidated financial statements.

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     On May 31, 2000, the Company paid a dividend of all the common shares of Allstate Insurance Company of Canada ("AICC") stock to AIC. Prior to the dividend, AICC had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AICC.

NATURE OF OPERATIONS

     The Company markets primarily life insurance, investment, group pension and retirement products. Life insurance products consist of traditional products, including term and whole life, interest-sensitive life, immediate annuities with life contingencies, variable life, indexed life, credit and accident and health insurance. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Group pension and retirement products include contracts with fixed or indexed rates and fixed terms, such as guaranteed investment contracts, funding agreements and deferred and immediate annuities, or retirement annuities. In 2000, annuity premiums and deposits represented approximately 82% of the Company's total statutory premiums and deposits. Statutory premiums and deposits are determined in accordance with accounting principles prescribed or permitted by the insurance department of the applicable domiciliary state and include premiums and deposits for all products.

     The Company monitors economic and regulatory developments which have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all 50 states, the District of Columbia and Puerto Rico. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for statutory premiums and deposits earned by the Company were California, Nebraska, Massachusetts, Illinois, Pennsylvania, North Carolina, and Ohio for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company. The Company distributes its products using Allstate agents, which include life specialists and Personal Financial Representatives, as well as banks, independent agents, securities firms and through direct response methods. Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between the amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in Realized capital gains and losses.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Equity securities include common and non-redeemable preferred stocks, real estate investment trusts and limited partnership interests. Common and non-redeemable preferred stocks are carried at fair value with the difference between cost and fair value of equity securities, less deferred income taxes, reflected as a component of Shareholder's equity. Investments in limited partnership interests in which the Company does not have a controlling interest, are accounted for in accordance with the equity method of accounting.

     Short-term investments are carried at cost or amortized cost, which approximates fair value, and includes collateral received in connection with certain securities lending activities.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest, dividends, and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, forwards, and options, including caps and floors. When derivatives meet specific criteria they may be designated as accounting hedges and accounted for on either a fair value, deferral, or accrual basis, depending upon the nature of the hedge strategy, the method used to account for the hedged item and the derivative used. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

     If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished or the occurrence of a hedged anticipatory transaction is no longer probable), the Company may terminate the derivative position. Gains and losses on ineffective hedges are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of either the hedge or the hedged item, whichever is shorter.

     FAIR VALUE ACCOUNTING Under fair value accounting, realized and unrealized gains and losses on derivatives are recognized in either earnings or shareholder's equity when they occur.

     The Company accounts for certain of its interest rate swaps, equity-indexed options, equity-indexed futures, and foreign currency swaps and forwards as hedges on a fair value basis when specific criteria are met. For swaps or options, the derivative must reduce the primary market risk exposure (e.g., interest rate risk, equity price risk or foreign currency risk) of the hedged item in conjunction with the specific hedge strategy; be designated as a hedge at the inception of the transaction; and have a notional amount and term that does not exceed the carrying value and expected maturity, respectively, of the hedged item. In addition, options must have a reference index (e.g., S&P 500) that is the same as, or highly correlated with, the reference index of the hedged item. For futures or forward contracts, the derivative must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with the hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period.

         For such interest rate swaps, equity-indexed options, foreign currency swaps, and forwards, changes in fair value are reported net of tax in shareholder's equity, exclusive of interest accruals. Changes in fair value of certain equity-indexed options are reflected as an adjustment of the hedged item. Accrued interest receivable and payable on swaps are reported in net investment income. Premiums paid for certain equity-indexed options are reported as equity securities and amortized to net investment income over the lives of the agreements.

     The Company also has certain derivatives which are used for risk management purposes for which hedge accounting is not applied and are therefore accounted for on a fair value basis. These derivatives primarily consist of indexed instruments and certain interest rate futures. Based upon certain interest rate or equity price risk reduction strategies, gains and losses on these derivatives are recognized in Net investment income, Realized gains or losses or Interest credited to contractholders' funds during the period on a current basis.

     DEFERRAL ACCOUNTING Under deferral accounting, gains and losses on derivatives are deferred and recognized in earnings in conjunction with earnings on the hedged item. The Company accounts for interest rate futures and certain foreign currency forwards as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures and forwards (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified.

     Changes in fair values of these derivatives are initially deferred and reported as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains or losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity or recognized as a gain or loss from disposition of the asset, as appropriate. The Company reports initial margin deposits on futures in short-term investments. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

     ACCRUAL ACCOUNTING Under accrual accounting, interest income or expense related to the derivative is accrued and recorded as an adjustment to the interest income or expense on the hedged item. The Company accounts for certain interest rate swaps, caps and floors, and certain foreign currency swaps as hedges on an accrual basis when the criteria for swaps or options (discussed above) are met.

     Premiums paid for interest rate caps and floors are reported as investments and amortized to net investment income over the lives of the agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS, AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

     Immediate annuities with life contingencies and single premium life insurance products are limited payment contracts, as these contracts provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities, immediate annuities without life contingencies, certain guaranteed investment contracts and funding agreements are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contract balance. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

     Crediting rates for fixed rate annuities and interest sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Investment contracts also include variable annuity, variable life and certain guaranteed investment contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS

     Certain costs which vary with and are primarily related to acquiring life and investment business, principally agents' and brokers' remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

     For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the present value of estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

     The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using current crediting rates.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred acquisition costs are recorded net of tax as a reduction of the unrealized capital gains or losses included in shareholder's equity.

REINSURANCE RECOVERABLE

      In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (see Note 8). The amounts reported in the consolidated statements of financial position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities, including life contingent policy reserves, are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on equity securities and fixed income securities carried at fair value.

SEPARATE ACCOUNTS

     The Company issues deferred variable annuities, variable life contracts and certain guaranteed investment contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense risk charges.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, group retirement annuities and immediate annuities with life contingencies is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in shareholder's equity.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to extend mortgage loans and credit guarantees have only off-balance-sheet risk because their contractual amounts are not recorded in the Company's consolidated statements of financial position. The contractual amounts and fair values of these instruments are outlined in Note 5.

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In June, 1999, the Financial Accounting Standards Board ("FASB") delayed the effective date of Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. The delay in implementation was effected through the issuance of SFAS 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, which amends the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. As required, the Company has prospectively adopted the provisions of SFAS No. 133 and SFAS No. 138 ("statements") as of January 1, 2001. The cumulative impact of adoption is not material to either the financial position or results of operations of the Company.

     Upon adoption, assets and liabilities pertaining to derivatives (some previously off-balance sheet), embedded derivatives and hedged risks are carried at fair value. In connection with adopting the statements, all hedging relationships were designated anew. The Company's economic hedging strategies did not change as a result of adopting the statements; however, the accounting for most other strategies did change. The fair value of the derivative and the hedged risk in economic hedging strategies which qualify for hedge accounting will be matched together in Net income. For derivatives in economic hedging strategies which do not qualify as accounting hedges, the current settlement portion of the derivative will be classified in Net Income together with the risk being economically hedged while the change in value of the final settlement portion of the derivative will be classified as a component of Realized capital gains and losses.

     Hedge ineffectiveness from open accounting hedges will be reported in Realized capital gains and losses. Additionally, the market value changes of embedded derivatives reported separately will be classified in Realized capital gains and losses, provided the item is not economically hedged. Separation of the convertible feature from fixed maturity securities results in a discounted security and a new basis for accretion of discount.


3.       RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

      The Company utilizes services performed and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company were $195 million, $199 million, and $164 million in 2000, 1999 and 1998, respectively. A portion of these expenses relate to the acquisition of business which are deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

      The Company issued $94 million, $61 million and $64 million of structured settlement annuities, a type of immediate annuity, in 2000, 1999 and 1998, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $27 million, $17 million and $23 million relate to structured settlement annuities with life contingencies and are included in premium income for 2000, 1999, and 1998, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

      AIC has issued surety bonds, in return for premiums of $817 thousand, $476 thousand, $469 thousand in 2000, 1999 and 1998, respectively, to guarantee the payment of structured settlement benefits assumed and funded by certain annuity contracts issued by the Company (from both AIC and non-related parties). The Company has entered into a General Indemnity Agreement pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds.

     Reserves recorded by the Company for annuities related to the surety bonds were $4.88 billion and $4.50 billion at December 31, 2000 and 1999, respectively.

BROKER/DEALER AGREEMENT

     Beginning May 1, 2000, ALIC receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between ALIC and Putnam. ALIC incurred $100 million of commission expenses and other distribution expenses payable to ADLLC during 2000. Other distribution expenses include administrative, legal, financial management and sales support which ALIC provides to ADLLC, for which ALIC earned administration fees of $2 million for the year ended December 31, 2000. Other distribution expenses also include marketing expenses for subsidized interest rates associated with ALIC's dollar cost averaging program, for which ADLLC reimbursed ALIC $6 million for the year ended December 31, 2000.

REINSURANCE TRANSACTIONS

     Effective June 30, 2000, the Company has a coinsurance contract with Columbia Universal Life Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business in force. In addition, effective January 1, 2000, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000. Both agreements are continuous but may be terminated by: either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. Both agreements may be terminated with respect to new business by either party given 90 days notice. Columbia has announced its intention to cease issuing new contracts effective May 31, 2001. During 2000, the Company assumed $10 million in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2000, the Company ceded $228 thousand in Contract Charges to Allstate Re.

     The Company has a contract to reinsure 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. During 2000, the Company assumed $29 million in premiums from AIC.

     The Company enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. The Company enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     At December 31, 2000, $1.94 billion of the Company's investments are held in a trust for the benefit of Northbrook Life Insurance Company, a wholly owned subsidiary, to permit it to meet policyholder obligations under its reinsurance agreement with the Company.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

     The Company has access to two credit facilities maintained by the Corporation as a potential source of funds to manage short-term liquidity. These include a $1.50 billion, five-year revolving line of credit, expiring in 2001 and a $50 million, one-year revolving line of credit expiring in 2001. The ability of the Company to borrow from the five-year line of credit is predicated upon AIC maintaining a specified statutory surplus level and the Corporation's debt to equity ratio (as defined in the agreement) must not exceed a designated level. The Company has not drawn upon either credit facility during 2000 or 1999. In the event the Company draws upon the five-year credit facility, the Corporation guarantees the repayment of principal and interest.

CORPORATION RESTRUCTURING

     In 1999, the Corporation, including the Company, began the implementation of a program to reduce the Corporation's annual expenses by approximately $600 million. The portion of the expense reduction program which relates to the Company is due to the reorganization of the Allstate exclusive agents to a single agency independent contractor program and reduced employee related expenses and professional services as a result of reductions in force and attrition. The Company's allocable share of expenses incurred to implement this program were immaterial to its results of operations.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                    GROSS UNREALIZED
                                               AMORTIZED            ----------------             FAIR
($ IN MILLIONS)                                  COST             GAINS         LOSSES           VALUE
                                              ----------       ----------     ----------       ----------


AT DECEMBER 31, 2000
U.S. government and agencies                  $   2,198        $     574      $      (1)       $   2,771
Municipal                                           910               28             (6)             932
Corporate                                        18,356              751           (446)          18,661
Foreign government                                  256               87              -              343
Mortgage-backed securities                        6,859              206             (8)           7,057
Asset-backed securities                           2,422               62            (21)           2,463
Redeemable preferred stock                           51                3              -               54
                                              ----------       ----------     ----------       ----------
    Total fixed income securities             $  31,052        $   1,711      $    (482)       $  32,281
                                              ==========       ==========     ==========       ==========


AT DECEMBER 31, 1999
U.S. government and agencies                  $   1,957        $     225      $      (9)       $   2,173
Municipal                                           736               10            (15)             731
Corporate                                        15,947              430           (432)          15,945
Foreign government                                  252               15             (2)             265
Mortgage-backed securities                        5,612               86           (110)           5,588
Asset-backed securities                           2,389                6            (24)           2,371
Redeemable preferred stock                           65                -             (2)              63
                                              ----------       ----------     ----------       ----------
    Total fixed income securities             $  26,958        $     772      $    (594)       $  27,136
                                              ==========       ==========     ==========       ==========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2000:


                                                                      AMORTIZED            FAIR
($ IN MILLIONS)                                                         COST              VALUE
                                                                   ---------------     ---------------

Due in one year or less                                            $          908      $          931
Due after one year through five years                                       7,021               7,118
Due after five years through ten years                                      6,810               6,826
Due after ten years                                                         7,032               7,886
                                                                   ---------------     ---------------
                                                                           21,771              22,761
Mortgage- and asset-backed securities                                       9,281               9,520
                                                                   ---------------     ---------------
    Total                                                          $       31,052      $       32,281
                                                                   ===============     ===============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                               2000             1999             1998
                                                                          -----------      -----------      -----------

Fixed income securities                                                   $    2,245       $    1,924      $     1,838
Mortgage loans                                                                   317              277              252
Equity securities                                                                 19               16               31
Other                                                                             72               66               37
                                                                          -----------      -----------      -----------
    Investment income, before expense                                          2,653            2,283            2,158
    Investment expense                                                            64               44               45
                                                                          -----------      -----------      -----------
    Net investment income                                                 $    2,589       $    2,239       $    2,113
                                                                          ===========      ===========      ===========


REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX
YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                               2000             1999             1998
                                                                          -----------      -----------      -----------

Fixed income securities                                                   $     (132)      $       13       $       89
Equity securities                                                                102               89               53
Other investments                                                                  4               90              180
                                                                          -----------      -----------      -----------
    Realized capital gains and losses                                            (26)             192              322
    Income taxes                                                                  (9)              68              118
                                                                          -----------      -----------      -----------
    Realized capital gains and losses, after-tax                          $      (17)      $      124       $      204
                                                                          ===========      ===========      ===========

     Excluding calls and prepayments, gross gains of $151 million, $119 million and $66 million and gross losses of $228 million, $106 million and $31 million were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively.

UNREALIZED NET CAPITAL GAINS

     Unrealized net capital gains on fixed income and equity securities included in shareholder's equity at December 31, 2000, are as follows:


                                                                                   GROSS UNREALIZED
                                                 COST/                      ------------------------------    UNREALIZED
($ IN MILLIONS)                             AMORTIZED COST    FAIR VALUE         GAINS          LOSSES     NET GAINS
                                            --------------  --------------  --------------  --------------   --------------
Fixed income securities                     $      31,052   $      32,281   $       1,711   $        (482)   $       1,229
Equity securities                                     425             473              84             (36)              48
                                            --------------  --------------  --------------  --------------   --------------
    Total                                   $      31,477   $      32,754   $       1,795   $        (518)           1,277
                                            ==============  ==============  ==============  ==============   ==============
Deferred income taxes, deferred
   policy acquisition costs and other                                                                                 (717)
                                                                                                             --------------
Unrealized net capital gains                                                                                 $         560
                                                                                                             ==============

At December 31, 1999, equity securities had gross unrealized gains of $226 million and gross unrealized losses of $17 million.


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES
YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                               2000             1999             1998
                                                                          -----------      -----------      -----------

 Fixed income securities                                                  $    1,051       $   (2,045)      $      317
 Equity securities                                                              (161)             (82)             (38)
                                                                          -----------      -----------      -----------
    Total                                                                        890           (2,127)             279
 Deferred income taxes, deferred policy acquisition
   costs and other                                                              (539)           1,481             (210)
                                                                          -----------      -----------      -----------
 Increase (decrease) in unrealized net capital gains                      $      351       $     (646)      $       69
                                                                          ===========      ===========      ===========

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES

     Pretax provisions for investment losses, principally relating to other than temporary declines in value of fixed income securities and equity securities, and valuation allowances on mortgage loans were $62 million, $14 million and $15 million in 2000, 1999 and 1998, respectively.

    At December 31, 2000, the Company held $181 million in investments issued by various California utilities, of which approximately $68 million was unsecured. At December 31, 2000, none of these investments were in default with respect to principal or interest payments.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The components of impaired loans at December 31 are as follows:


($ IN MILLIONS)                                             2000         1999
                                                           ------       ------
Impaired loans
    With valuation allowances                              $  16        $  16
    Less: valuation allowances                                (2)          (4)
    Without valuation allowances                              13           11
                                                           ------       ------
      Net carrying value of impaired loans                 $  27        $  23
                                                           ======       ======

     The net carrying value of impaired loans at December 31, 2000 and 1999 was comprised of $20 million and $16 million, respectively, measured at the fair value of the collateral, and $7 million and $7 million, respectively, measured at the present value of the loan's expected future cash flows discounted at the loan's effective interest rate. Impaired loans without valuation allowances include collateral dependent loans where the fair value of the collateral is greater than the recorded investment in the loans.

     Interest income is recognized on a cash basis for impaired loans carried at the fair value of the collateral, beginning at the time of impairment. For other impaired loans, interest is accrued based on the net carrying value.
The Company recognized interest income of $1 million, $2 million and $5 million on impaired loans during 2000, 1999 and 1998, respectively, of which $1 million, $2 million and $5 million was received in cash during 2000, 1999 and 1998, respectively. The average balance of impaired loans was $33 million, $37 million and $49 million during 2000, 1999 and 1998, respectively.

     Valuation allowances for mortgage loans at December 31, 2000, 1999 and 1998, were $5 million, $8 million and $10 million, respectively. There were no direct writedowns of mortgage loan gross carrying amounts for the years ended December 31, 2000 and 1999. For the year ended December 31, 1998, the Company released $1 million of mortgage loan valuation allowances for dispositions of impaired mortgage loans. For the years ended December 31, 2000, 1999 and 1998, net reductions to mortgage loan valuation allowances were $3 million, $2 million, $14 million, respectively.

INVESTMENT CONCENTRATION FOR COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

           (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)
                                            2000          1999
                                           ------        ------
California                                   20.2%         20.6%
Illinois                                      7.9           7.9
Florida                                       7.5           7.9
New York                                      6.8           7.4
Pennsylvania                                  5.5           5.1
Texas                                         5.3           5.8
New Jersey                                    5.0           5.7

     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:


(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)
                                                 2000           1999
                                                 ----           ----
Office buildings                                 36.1%          31.3%
Retail                                           23.1           27.0
Apartment complex                                17.5           17.2
Warehouse                                        16.2           16.8
Industrial                                        1.8            2.2
Other                                             5.3            5.5
                                                -----          -----
                                                100.0%         100.0%
                                                =====          =====


      The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2000, for loans that were not in foreclosure are as follows:


                                        NUMBER    CARRYING
($ IN MILLIONS)                        OF LOANS     VALUE     PERCENT
                                       --------   --------    -------
2001                                        48    $   169        3.9%
2002                                        66        299        6.9
2003                                        81        332        7.6
2004                                        51        269        6.2
2005                                        97        514       11.8
Thereafter                                 552      2,768       63.6
                                       --------   --------    -------
     Total                                 895    $ 4,351      100.0%
                                       ========   ========    =======

      In 2000, $228 million of commercial mortgage loans were contractually due. Of these, 52.7% were paid as due, 39.4% were refinanced at prevailing market terms, 4.3% were foreclosed or are in the process of foreclosure, and 3.6% were in the process of refinancing or restructuring discussions.

      At December 31, 2000, the carrying value of investments, excluding equity securities, that were non-income producing during 2000 was $1 million.

      At December 31, 2000, fixed income securities with a carrying value of $67 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                                    2000                  1999
                                                          --------------------     ---------------------
                                                          CARRYING       FAIR       CARRYING        FAIR
                                                            VALUE        VALUE        VALUE        VALUE
                                                            -----        -----        -----        -----
($ IN MILLIONS)
Fixed income securities                                    $32,281       $32,281     $27,136       $27,136
Mortgage loans                                               4,351         4,447       3,788         3,692
Equity securities                                              473           473         614           614
Short-term investments                                         836           836         710           710
Policy loans                                                   644           644         606           606
Separate Accounts                                           15,298        15,298      13,857        13,857


CARRYING VALUE AND FAIR VALUE INCLUDE THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

     Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Equity securities are valued based principally on quoted market prices. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value.

     The carrying value of policy loans are deemed to approximate fair value. The Separate Accounts assets are carried in the consolidated statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

    The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                                    2000                  1999
                                                          --------------------     ---------------------
                                                          CARRYING      FAIR       CARRYING        FAIR
                                                            VALUE       VALUE        VALUE        VALUE
                                                          --------    --------     --------     --------
($ IN MILLIONS)
Contractholder funds on investment contracts              $ 22,299    $ 21,236     $ 18,587     $ 17,918
Separate Accounts                                           15,298      15,298       13,857       13,857


     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, forwards and options, including caps and floors. The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

     The following table summarizes the contract or notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments at December 31, as follows:


                                                             2000                                          1999
                                           -------------------------------------------  -----------------------------------------
                                                                           CARRYING                                  CARRYING
                                           CONTRACT/                        VALUE       CONTRACT/                     VALUE
                                           NOTIONAL    CREDIT     FAIR      ASSETS/     NOTIONAL    CREDIT   FAIR     ASSETS/
($ IN MILLIONS)                              AMOUNT   EXPOSURE   VALUE   (LIABILITIES)   AMOUNT    EXPOSURE  VALUE  (LIABILITIES)
                                           ---------  --------   -----   -------------  --------   --------  -----  -------------

INTEREST RATE CONTRACTS
Interest rate swap agreements
   Pay floating rate, receive fixed rate   $    703   $    16    $ 36    $          9   $   409    $     9   $  7   $          3
   Pay fixed rate, receive floating rate      2,471         -     (83)            (73)    1,170         37     37             19
   Pay floating rate, receive floating
    rate                                         77         -      (1)             (1)       71          -      -              -

Financial futures and forward
   contracts                                    581         -       -               2     2,466          -     (1)             4
Interest rate cap and floor agreements        1,768         2       2               2     1,861          4      4              2
                                           ---------  --------   -----   -------------  --------   --------  -----  -------------
Total interest rate contracts                 5,600        18     (46)            (61)    5,977         50     47             28

EQUITY AND OTHER CONTRACTS
Options, warrants, index swaps and
financial futures                             1,002        17       9               9     1,120        116     99             99


FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                780         3      32               -       535          -     (1)             -
                                           ---------  --------   -----   -------------  --------   --------  -----  -------------
Total derivative financial instruments     $  7,382   $    38    $ (5)   $        (52)  $  7,632   $   166   $145   $         127
                                           =========  ========   =====   =============  ========   ========  =====  =============

CREDIT EXPOSURE INCLUDES THE EFFECTS OF LEGALLY ENFORCEABLE MASTER NETTING AGREEMENTS.
CREDIT EXPOSURE AND FAIR VALUE INCLUDE ACCRUED INTEREST WHERE APPLICABLE. CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES, UNAMORTIZED PREMIUM, ACCRUED INTEREST AND/OR UNREALIZED GAINS AND LOSSES DEPENDING ON THE ACCOUNTING FOR THE DERIVATIVE FINANCIAL INSTRUMENT.

     The contract or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

     INTEREST RATE SWAP AGREEMENTS involve the exchange, at specified intervals, of interest payments calculated by reference to an underlying notional amount. The Company generally enters into swap agreements to change the interest rate characteristics of existing assets to more closely match the interest rate characteristics of the corresponding liabilities. Where required, counterparties post collateral to minimize credit risk.

     The Company did not record any material deferred gains or losses on swaps nor realize any material gains or losses on swap terminations in 2000, 1999 or 1998.

      The Company paid a weighted average floating interest rate of 6.7% and 5.3% and received a weighted average fixed interest rate of 5.2% and 7.1% in 2000 and 1999, respectively. The Company paid a weighted average fixed interest rate of 5.5% and 5.7% and received a weighted average floating interest rate of 6.0% and 5.0% in 2000 and 1999, respectively.

     FINANCIAL FUTURES AND FORWARD CONTRACTS are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures and forward contracts to manage its market risk related to fixed income securities, equity securities, certain annuity contracts and anticipatory investment purchases and sales. Futures and forwards used as hedges of anticipatory transactions pertain to identified transactions which are probable to occur and are generally completed within 90 days. Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins.

     INTEREST RATE CAP AND FLOOR AGREEMENTS give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount. The Company purchases interest rate cap and floor agreements to reduce its exposure to rising or falling interest rates relative to certain existing assets and liabilities in conjunction with asset/liability management.

     INDEXED OPTION CONTRACTS AND INDEXED FINANCIAL FUTURES provide returns based on a specified equity index applied to the instrument's notional amount. The Company utilizes these instruments to achieve equity appreciation, to reduce the market risk associated with certain annuity contracts and for other risk management purposes. Where required, counterparties post collateral to minimize credit risk.

     DEBT WARRANTS provide the right to purchase a specified new issue of debt at a predetermined price. The Company purchases debt warrants to protect against long-term call risk.

     FOREIGN CURRENCY CONTRACTS involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. The Company enters into these agreements primarily to manage the currency risk associated with investing in securities and issuing obligations which are denominated in foreign currencies. Where required, counterparties post collateral to minimize credit risk.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges is generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, follows:


($ IN MILLIONS)                                                       2000                      1999
                                                          ---------------------     ----------------------
                                                          CONTRACTUAL      FAIR     CONTRACTUAL      FAIR
                                                             AMOUNT       VALUE        AMOUNT        VALUE
                                                             ------       -----        ------        -----
Commitments to invest                                        $  34           -         $  28            -
Commitments to extend mortgage loans                           191           2            95            1
Credit guarantees                                               49          (2)           89            -

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees written represent conditional commitments to exchange identified AA rated credit risk for identified A rated credit risk upon bankruptcy or other event of default of the referenced credits. Credit guarantees also include agreements to forfeit principal due on certain securities at maturity, dependent upon whether and to what extent one or more credit events has occurred. The Company receives fees, which are reported in Net investment income over the lives of the commitments, for assuming the referenced credit risk. The Company enters into these transactions in order to achieve higher yields than if the referenced credits were directly owned.

         The Company's maximum amount at risk, assuming bankruptcy or other default of the referenced credits and the value of the referenced credits becomes worthless, is the fair value of the subject securities which totaled $47 million at December 31, 2000. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current with respect to their contractual terms at December 31, 2000.

6.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, are as follows:

($ IN MILLIONS)
YEAR ENDED DECEMBER 31:                             2000           1999           1998
                                                    ----           ----           ----

Balance, beginning of year                         $2,675         $2,181         $1,982
Acquisition costs deferred                            768            630            626
Acquisition of block of business                       29              -              -
Amortization charged to income                       (381)          (324)          (308)
Adjustment from unlocking                             (37)           (43)           (69)
Effect on DPAC from unrealized gains/(losses)        (128)           231            (50)
                                                   ------         ------         ------
Balance, end of year                               $2,926         $2,675         $2,181
                                                   ======         ======         ======

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:


($ IN MILLIONS)                                                                 2000             1999
                                                                                ----             ----
Immediate annuities:
     Structured settlement annuities                                          $4,811           $4,254
     Other immediate annuities                                                 1,629            1,513
  Traditional life                                                             1,418            1,267
Other                                                                            142              114
                                                                              ------           ------
     Total Reserve for life-contingent contract benefits                      $8,000           $7,148
                                                                              ======           ======

     The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 6.2% to 11.7% for structured settlement annuities; 2.0% to 11.5% for immediate annuities and 4.0% to 11.3% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for structured settlement annuity business and certain immediate annuities with life contingencies. A liability of $290 million and $65 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2000 and 1999, respectively.

     At December 31, Contractholder funds consists of the following:


($ IN MILLIONS)                                                          2000                1999
                                                                         ----                ----
Interest-sensitive life                                                $ 5,422              $ 5,036
Fixed annuities:
     Immediate annuities                                                 1,954                1,748
     Deferred annuities                                                 14,537               12,695
Guaranteed investment contracts                                          2,588                2,953
Other investment contracts                                               3,175                1,563
                                                                       -------              -------
     Total Contractholder funds                                        $27,676              $23,995
                                                                       =======              =======


     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.2% to 8.5% for interest-sensitive life contracts; 3.5% to 10.0% for immediate annuities; 0.0% to 14.0% for deferred annuities (which include equity-indexed annuities that are hedged, see Note 2 and Note 5); 4.9% to 9.9% for guaranteed investment contracts and 5.3% to 6.6% for other investment contracts. Withdrawal and surrender charge protection includes i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 20% of deferred annuities are subject to a market value adjustment.

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as a direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company assumes risk from, and reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements result in the passing of a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less commissions and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

     The Company cedes 90%, 80% or 60% of the mortality risk on certain term life policies, depending upon the issue year and product, to a pool of ten reinsurers. Beginning in November, 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to October, 1998, the Company ceded mortality risk in excess of $1 million per life for individual life. As of December 31, 2000 $120.70 billion of life insurance in force was ceded to other companies.

     During 1998, the Company entered into an administrative services agreement with respect to a block of variable annuity contracts. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services. As part of the agreement, the Company assumed via coinsurance 100% of the general account portion of these contracts (85% for business written in New York) with an aggregate account value of $29 million as of December 31, 2000. The Company paid $65 million, which was capitalized as present value of future profits and will be subsequently amortized into income over 20 years, for the right to receive future contract charges and fees on the block of variable annuity contracts, which has an aggregate account value of $1.23 billion and $1.77 billion as of December 31, 2000 and 1999, respectively. During 2000 and 1999, the Company earned contract charges and fees assessed to contractholders' fund balances of $17 and $15 million, respectively.

     The Company has a modified coinsurance contract with Alpine Indemnity Limited ("Alpine") to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC Bank NA. The agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

($ IN MILLIONS)                                                               2000          1999         1998
                                                                              ----          ----         ----
PREMIUMS AND CONTRACT CHARGES
Direct                                                                      $2,075        $1,748       $1,668
Assumed
   Affiliate                                                                    39            24           23
   Non-affiliate                                                                55            30            6
Ceded - non-affiliate                                                         (302)         (241)        (178)
                                                                            ------        ------       ------
    Premiums and contract charges, net of reinsurance                       $1,867        $1,561       $1,519
                                                                            ======        ======       ======

     The effects of reinsurance on credited interest, policy benefits and other expenses for the years ended December 31, are as follows:

($ IN MILLIONS)                                                               2000          1999         1998
                                                                              ----          ----         ----
CREDITED INTEREST, POLICY BENEFITS AND OTHER EXPENSES
Direct                                                                      $3,991         $3,411        $3,245
Assumed
   Affiliate                                                                    54             23            21
   Non-affiliate                                                                43             15             5
Ceded
   Affiliate                                                                    (6)            (5)           (3)
   Non-affiliate                                                              (363)          (222)         (152)
                                                                            ------         ------        ------
    Credited interest, policy benefits and other expenses,
        net of reinsurance                                                  $3,719         $3,222        $3,116
                                                                            ======         ======        ======


Reinsurance recoverables in the Company's consolidated statements of financial position were $572 million and $434 million, at December 31, 2000 and 1999, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2000 and 1999, respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $1 million, $11 million and $15 million in 2000, 1999 and 1998, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, are as follows:


            ($ IN MILLIONS)

            2001                                                  $  1
            2002                                                     1
            2003                                                     1
            2004                                                     1
            Thereafter                                               1
                                                                  ----
                                                                  $  5


GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial.

REGULATION AND LEGAL PROCEEDINGS

     The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

MARKETING AND COMPLIANCE ISSUES

     Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. Certain of the Company's life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

10.  INCOME TAXES

     Eligible domestic subsidiaries of the Company (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file a separate tax return. Foreign subsidiaries of the Company file a tax return in their respective country.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:


($ IN MILLIONS)                                                         2000              1999
                                                                     -------            -------
DEFERRED ASSETS
Life and annuity reserves                                              $ 603            $   606
Other assets                                                              66                 48
                                                                     -------            -------
    Total deferred assets                                                669                654

DEFERRED LIABILITIES
Deferred policy acquisition costs                                       (819)              (715)
Unrealized net capital gains                                            (301)              (112)
Other liabilities                                                        (54)               (14)
                                                                     -------            -------
    Total deferred liabilities                                        (1,174)              (841)
                                                                     -------            -------
      Net deferred liability                                         $  (505)           $  (187)
                                                                     =======            =======


     Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized based on the assumption that certain levels of income will be achieved. The Company has established valuation allowances for deferred tax assets of an international operation, due to a lack of evidence that such assets would be realized. The total amount of the valuation allowance reducing deferred tax assets was $2 million and $1 million at December 31, 2000 and 1999, respectively.

     The components of income tax expense for the year ended December 31, are as follows:


($ IN MILLIONS)                                             2000         1999         1998
                                                            ----         ----         ----
Current                                                      $116         $195         $265

                                       28

Deferred                                                      125           71           32
                                                             ----         ----         ----
     Total income tax expense                                $241         $266         $297
                                                             ====         ====         ====


     The Company paid income taxes of $168 million, $197 million, and $255 million in 2000, 1999 and 1998, respectively. The Company had a current income tax asset of $16 million at December 31, 2000 and a current income tax liability of $41 million at December 31, 1999.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                                             2000         1999         1998
                                                             ----         ----         ----
Statutory federal income tax rate                            35.0%        35.0%        35.0%
Dividends received deduction                                 (1.9)        (1.3)        (1.0)
Other                                                         0.8          0.8          1.5
                                                           ------       ------        -----
Effective income tax rate                                    33.9%        34.5%        35.5%
                                                           ======       ======        =====

     Prior to January l, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  PREFERRED STOCK

     The Company has issued two series of non-voting, redeemable preferred stock. Series A preferred stock was issued to a subsidiary of AIC, while Series B preferred stock was issued directly to AIC. Both series of preferred stock are redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For Series A preferred stock, the Company's Board of Directors declare and pay a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $5 million, $4 million and $3 million were paid during 2000, 1999, and 1998, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2000.

     For Series B preferred stock, cash dividends of 6.9% per annum are payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million, $8 million and $8 million were paid in 2000, 1999 and 1998, respectively. There were no accrued and unpaid dividends for Series B preferred stock at December 31, 2000.

12.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles consolidated net income for the year ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with combined statutory net income and capital and surplus of ALIC and its domestic subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                        NET INCOME              SHAREHOLDER'S EQUITY
                                                                ----------------------------    ---------------------
($ IN MILLIONS)                                                 2000       1999         1998      2000        1999
                                                                ----       ----         ----      ----        ----
Balance per GAAP                                                $470       $504        $541      $5,125       $4,365
Undistributed net income of certain subsidiaries                   2          2           7           -           13
Unrealized gain/loss on fixed income securities                   -           -           -      (1,280)        (284)
Deferred policy acquisition costs                               (368)      (262)       (254)     (2,926)      (2,675)
Deferred income taxes                                             30        104          35         505          187
Employee benefits                                                 (1)         1          (6)        (34)         (11)
Reserves and non-admitted assets                                 205        (72)         60       3,658        1,441
Separate Accounts                                                 -          -           -       (2,513)        (719)
Other                                                             13         27           3          46          253
                                                                ----       ----        ----      ------       ------
Balance per statutory accounting practices                      $351       $304        $386      $2,581       $2,570
                                                                ====       ====        ====      ======       ======

PERMITTED STATUTORY ACCOUNTING PRACTICES

     ALIC and each of its domestic subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. Certain domestic subsidiaries of the Company follow permitted statutory accounting practices which differ from those prescribed by regulatory authorities. The use of such permitted statutory accounting practices does not have a significant impact on statutory surplus or statutory net income.

      The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). However, each company must adhere to the implementation date adopted by their state of domicile. Certain states have not adopted certain provisions of codification, and in some instances are approving permitted practices including interpretations. Several states continue to review codification requirements to align existing state laws and regulations as necessary. The implementation of codification is currently estimated to increase the surplus of the Company by $44 million. The increase to surplus is primarily due to the recognition of deferred tax assets, the reclassification of private placement prepayment penalties and mortgage loan make-whole fees from the interest maintenance reserve to investment income, and the favorable treatment investment write-downs receive within the asset valuation reserve, partially offset by the more stringent investment write-down rules. The NAIC has established a formal maintenance process to develop and propose new guidance, as well as ongoing clarification and interpretation of issues. The impact of any changes will be recorded as they are approved by the NAIC.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve month period beginning January 1, 2000, ALIC paid dividends of $244 million, which includes the dividend of AICC.
This was less than the maximum amount allowed under Illinois insurance law without the approval of the Illinois Department of Insurance ("IL Department") based on 1999 formula amounts. Based on 2000 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior IL Department approval at a given point in time during 2001 is $308 million, less dividends paid during the preceding twelve months measured at that point in time.

RISK-BASED CAPITAL

    The NAIC has a standard for assessing the solvency of domestic insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 2001, RBC for each of the Company's domestic insurance subsidiaries was significantly above levels that would require regulatory action.

13.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The cost (benefit) to the Company included in net income was $(1) million, $(1) million, and $9 million for the pension plans in 2000, 1999, 1998, respectively.

    AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The cost to the Company included in net income was $3 million, $1 million and $3 million for postretirement benefits other than pension plans in 2000, 1999, and 1998 respectively.

PROFIT SHARING PLANS

     Employees of the Corporation and its domestic subsidiaries, including the Company are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $4 million, $4 million and $12 million in 2000, 1999 and 1998, respectively.

14.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:


($ IN MILLIONS)                                  2000                        1999                         1998
                                      -------------------------    -------------------------    -------------------------
                                                        AFTER-                        AFTER-                      AFTER-
                                       PRETAX    TAX      TAX       PRETAX    TAX      TAX       PRETAX    TAX     TAX
                                       ------    ---      ---       ------    ---      ---       ------    ---     ---
UNREALIZED CAPITAL GAINS AND LOSSES:
  Unrealized holding gains (losses)
   arising during the period             550     (192)     358       $(814)   $ 285   $(529)      $ 333    $(116)   $ 217
   Less: reclassification
   adjustments                            10       (3)       7         180      (63)    117         227      (79)     148
                                        ----    -----     ----       -----    -----   -----       -----    -----    -----
Unrealized net capital gains
  (losses)                               540     (189)     351        (994)     348    (646)        106      (37)      69
UNREALIZED FOREIGN CURRENCY
TRANSLATION ADJUSTMENTS:
   Unrealized foreign currency
     translation adjustments arising
     during the period                    (3)       1      (2)          2        (1)      1          (2)       1       (1)
                                        ----    -----     ----       -----    -----   -----       -----    -----    -----
Other comprehensive income              $537    $(188)    $349       $(992)   $ 347   $(645)      $ 104    $ (36)   $ 68
                                        ====    =====     ====       =====    =====   =====       =====    =====    =====

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2000

($ IN MILLIONS)
                                                                                         FAIR               CARRYING
                                                                          COST           VALUE                VALUE
                                                                          ----          -------               ------
TYPE OF INVESTMENT
Fixed Income Securities, Available for Sale:
    Bonds:
        United States government, government
             agencies and authorities................................     $2,198         $2,771               $2,771
        States, municipalities and political subdivisions............        910            933                  933
        Foreign governments..........................................        256            343                  343
        Public utilities.............................................      2,710          2,872                2,872
        Convertibles and bonds with warrants attached................        475            491                  491
        All other corporate bonds....................................     15,171         15,298               15,298
     Mortgage-backed securities......................................      6,859          7,057                7,057
     Asset-backed securities.........................................      2,422          2,463                2,463
     Redeemable preferred stocks.....................................         51             53                   53
                                                                         -------        -------               ------

         Total fixed income securities                                    31,052        $32,281               32,281
                                                                          ------        =======               ------

Equity Securities:
     Common Stocks:

       Public utilities............................................          10           $  12                   12

       Banks, trusts and insurance companies.......................          30              42                   42
       Industrial, miscellaneous and all other.....................         347             388                  388
     Nonredeemable preferred stocks..................................        38              31                   31
                                                                         -------        -------               ------

         Total equity securities.....................................        425          $ 473                  473
                                                                         -------         ======               ------

Mortgage loans on real estate........................................      4,351                               4,351
Real estate..........................................................         33                                  33
Policy loans.........................................................        644                                 644
Other long-term investments..........................................          2                                   2
Short-term investments...............................................        836                                 836
                                                                         -------                              ------

          Total investments..........................................    $37,343                             $38,620
                                                                         =======                             =======

                                       33

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE


($ IN MILLIONS)
                                                                                                                       PERCENT
                                                                        CEDED TO     ASSUMED FROM                     OF AMOUNT
                                                           GROSS          OTHER         OTHER           NET            ASSUMED
                                                          AMOUNT        COMPANIES      COMPANIES       AMOUNT          TO NET
                                                          ------        ---------    ------------      -------        ---------
YEAR ENDED DECEMBER 31, 2000

Life insurance in force...................                $338,648      $ 120,827      $   -           $  217,821         0.0%
                                                          ========      =========      =====           ==========
Premiums and contract charges:
  Life insurance...........................               $  1,933       $    278      $  64             $  1,719         3.7%

  Accident-health insurance.............                       142             24         30                  148        20.3%
                                                          --------      ---------      -----           ----------

Total premiums and contract charges.                      $  2,075      $     302      $  94            $   1,867         5.0%
                                                          ========      =========      =====            =========
YEAR ENDED DECEMBER 31, 1999

Life insurance in force...................                $307,225      $ 102,153      $   1            $ 205,073         0.0%
                                                          ========      =========      =====            =========
Premiums and contract charges:
  Life insurance...........................               $  1,511      $     221      $  18            $   1,308         1.4%

  Accident-health insurance.............                       237             20         36                  253        14.2%
                                                          --------      ---------      -----            ---------

Total premiums and contract charges.                      $ 1,748       $     241      $  54            $   1,561         3.5%
                                                          ========      =========      =====            =========

YEAR ENDED DECEMBER 31, 1998

Life insurance in force...................                $276,029      $  73,769     $   7             $ 202,267         0.0%
                                                          ========      =========     =====             =========
Premiums and contract charges:
  Life insurance...........................               $  1,433      $     176     $   5             $   1,262         0.4%

  Accident-health insurance.............                       235              2        24                   257         9.3%
                                                          --------      ---------     -----             ---------

Total premiums and contract charges.                      $ 1,668       $     178     $  29             $   1,519         1.9%
                                                          ========      =========     =====             =========

                                       34

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            SCHEDULE V - VALUATION ALLOWANCE AND QUALIFYING ACCOUNTS

                                                                       ADDITIONS
                                                        -----------------------------------
($ IN MILLIONS)
                                           BALANCE AT      CHARGED TO                                                  BALANCE
                                           BEGINNING        COSTS AND           OTHER                                  AT END
              DESCRIPTION                  OF PERIOD        EXPENSES          ADDITIONS       DEDUCTIONS (1)          OF PERIOD
              -----------                  ---------        --------          ---------       ---------------         ---------
YEAR ENDED DECEMBER 31, 2000
----------------------------
Allowance for estimated losses on
mortgage loans and real estate.......         $7             $(2)                -                 $ -                  $ 5


Allowance for deferred tax assets              1               1                 -                   -                    2

YEAR ENDED DECEMBER 31, 1999
----------------------------

Allowance for estimated losses on
mortgage loans and real estate.......         $9             $(2)                -                 $ -                  $ 7

Allowance for deferred tax assets              -               1                 -                   -                    1

YEAR ENDED DECEMBER 31, 1998
----------------------------

Allowance for estimated losses on
mortgage loans and real estate.......        $26            $(11)                -                 $ 6                  $ 9


(1) Deductions in allowance for estimated losses on mortgage loans include amounts transferred to real estate. Deductions in allowance for reinsurance recovered represent write-offs, net of recoveries, of amounts determined to be uncollectible

        --------------------------------------------
        ALLSTATE FINANCIAL
        ADVISORS SEPARATE
        ACCOUNT I

        FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
        AND FOR THE PERIODS ENDED DECEMBER 31, 2000
        AND DECEMBER 31, 1999, AND INDEPENDENT
        AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statement of net assets of Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and changes in net assets for the period ended December 31, 2000 and the period from June 28, 1999 (date of inception) to December 31, 2000 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Financial Advisors Separate Account I as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period ended and the changes in their net assets for the period ended December 31, 2000 and the period from June 28, 1999 (date of inception) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
      ASSETS
      Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds :
           AIM V.I. Capital Appreciation,  68,163 shares (cost $2,451,690)                                     $          2,102,133
           AIM V.I. Diversified Income,  37,229 shares (cost $372,829)                                                      352,925
           AIM V.I. Growth and Income,  48,599 shares (cost $1,478,726)                                                   1,272,800
           AIM V.I. International Equity,  31,882 shares (cost $776,263)                                                    641,466
           AIM V.I. Value,  35,582 shares (cost $1,111,800)                                                                 971,739

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
           VIP Growth,  50,695 shares (cost $2,485,541)                                                                   2,212,822
           VIP High Income,  26,899 shares (cost $254,693)                                                                  220,029
           VIP Overseas,  34,495 shares (cost $787,717)                                                                     689,558

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund II:
           VIP II Contrafund,  49,254 shares (cost $1,255,448)                                                            1,169,276
           VIP II Index 500,  11,967 shares (cost $1,908,238)                                                             1,789,408
           VIP II Investment Grade Bond,  66,929 shares (cost $808,053)                                                     842,631

      Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
           MFS Bond,  31,964 shares (cost $350,463)                                                                         361,829
           MFS Growth with Income,  31,245 shares (cost $654,160)                                                           656,449
           MFS High Income,  11,608 shares (cost $124,176)                                                                  114,227
           MFS New Discovery,  63,955 shares (cost $1,107,190)                                                            1,062,291

      Allocation to Sub-Accounts investing in the Oppenheimer Variable Account Funds:
           Oppenheimer Bond,  235,176 shares (cost $2,498,260)                                                            2,645,708
           Oppenheimer Capital Appreciation,  63,185 shares (cost $3,106,782)                                             2,946,312
           Oppenheimer Global Securities,  76,356 shares (cost $2,357,211)                                                2,315,862
           Oppenheimer High Income,  71,894 shares (cost $682,475)                                                          666,449
           Oppenheimer Small Cap Growth,  68,891 shares (cost $849,468)                                                     763,993

      Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
           LIT Comstock,  40,476 shares (cost $415,305)                                                                     475,995
           LIT Domestic Income,  44,768 shares (cost $346,505)                                                              350,978
           LIT Emerging Growth,  44,538 shares (cost $2,199,145)                                                          1,845,661
           LIT Money Market,  835,814 shares (cost $835,814)                                                                835,814

      Allocation to Sub-Accounts investing in the LSA Variable Series Trust:
           Balanced,  538,648 shares (cost $5,403,323)                                                                    5,628,874
           Disciplined Equity,  1,017,287 shares (cost $10,175,710)                                                       9,938,899
           Emerging Growth Domestic Equity,  616,562 shares (cost $6,191,263)                                             6,110,129
           Focused Equity,  521,707 shares (cost $5,222,931)                                                              5,321,412
           Growth Equity,  518,786 shares (cost $5,202,437)                                                               5,530,257
           Value Equity,  541,343 shares (cost $5,475,652)                                                                6,203,785
                                                                                                               --------------------

               Total Assets                                                                                              66,039,711

      LIABILITIES
      Payable to Allstate Life Insurance Company
           Accrued contract charges                                                                                          13,902
                                                                                                               --------------------

               Net Assets                                                                                      $         66,025,809
                                                                                                               ====================

               Components of net assets:
                    Net Assets of Contractholders                                                              $         27,292,453
                    Net Assets of Allstate Life Insurance Company                                                        38,733,356
                                                                                                               --------------------

                        Total components of net assets:                                                        $         66,025,809
                                                                                                               ====================


      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------




                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                        AIM V.I.         AIM V.I.        AIM V.I.        AIM V.I.
                                                        Capital        Diversified      Growth and     International    AIM V.I.
                                                      Appreciation        Income          Income          Equity         Value
                                                      ------------     ------------     -----------    -------------    ----------
NET INVESTMENT INCOME (LOSS)

Dividends                                             $      55,137    $      21,864    $     36,343    $      38,363   $   42,454
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                              (9,499)          (2,331)         (6,809)          (3,991)      (5,565)
     Administrative expense                                    (810)            (192)           (564)            (326)        (436)
                                                      -------------    -------------    ------------   --------------   ----------

         Net investment income (loss)                        44,828           19,341          28,970           34,046       36,453
                                                      -------------    -------------    ------------   --------------   ----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     40,546           20,832          69,435           67,670       50,517
     Cost of investments sold                                42,075           21,349          65,923           74,913       51,162
                                                      -------------    -------------    ------------   --------------   ----------

         Net realized gains (losses)                         (1,529)            (517)          3,512           (7,243)        (645)

Change in unrealized gains (losses)                        (366,759)         (18,099)       (216,002)        (144,274)    (142,956)
                                                      -------------    -------------    ------------   --------------   ----------

         Net realized and unrealized gains
              (losses) on investments                      (368,288)         (18,616)       (212,490)        (151,517)    (143,601)
                                                      -------------    -------------    ------------   --------------   ----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                       $    (323,460)   $         725    $   (183,520)  $     (117,471)  $ (107,148)
                                                      =============    =============    ============   ==============   ==========

        See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------



                                                                 Fidelity Variable Insurance           Fidelity Variable Insurance
                                                                 Products Fund Sub-Accounts            Products Fund II Sub-Accounts
                                                      -----------------------------------------------------------------------------


                                                                                                           VIP II      VIP II Index
                                                        VIP Growth    VIP High Income   VIP Overseas     Contrafund         500
                                                      --------------  ---------------  --------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $       36,085  $        3,109   $       18,772  $       47,890  $     5,835
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                              (13,064)         (1,389)          (4,417)         (8,435)     (12,543)
     Administrative expense                                   (1,060)           (115)            (372)           (657)        (983)
                                                      --------------  --------------   --------------  --------------  -----------

         Net investment income (loss)                         21,961           1,605           13,983          38,798       (7,691)
                                                      --------------  --------------   --------------  --------------  -----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      62,592          14,936           18,153         112,696      165,546
     Cost of investments sold                                 63,695          17,056           19,098         116,417      163,232
                                                      --------------  --------------   --------------  --------------  -----------

         Net realized gains (losses)                          (1,103)         (2,120)            (945)         (3,721)       2,314

Change in unrealized gains (losses)                         (287,431)        (35,461)        (114,170)        (98,317)    (124,941)
                                                      --------------  --------------   --------------  --------------  -----------

         Net realized and unrealized gains
              (losses) on investments                       (288,534)        (37,581)        (115,115)       (102,038)    (122,627)
                                                      --------------  --------------   --------------  --------------  -----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                       $     (266,573) $      (35,976)  $     (101,132) $      (63,240) $  (130,318)
                                                      ==============  ==============   ==============  ==============  ===========


      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------


                                                     Fidelity Variable
                                                    Insurance Products
                                                   Fund II Sub-Accounts         MFS Variable Insurance Trust Sub-Accounts
                                                   --------------------  ---------------------------------------------------------

                                                     VIP II Investment                   MFS Growth      MFS High        MFS New
                                                         Grade Bond        MFS Bond     with Income       Income        Discovery
                                                     -----------------   -----------   -------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $           3,379   $     7,476   $       2,335   $      4,673   $      4,129
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                 (3,125)       (2,121)         (3,074)          (809)        (5,228)
     Administrative expense                                       (264)         (181)           (260)           (68)          (445)
                                                     -----------------   -----------   -------------   ------------   ------------

         Net investment income (loss)                              (10)        5,174            (999)         3,796         (1,544)
                                                     -----------------   -----------   -------------   ------------   ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                           45,876        34,992          41,789         16,557         36,819
  Cost of investments sold                                      44,673        34,847          40,515         17,487         37,266
                                                     -----------------   -----------   -------------   ------------   ------------

         Net realized gains (losses)                             1,203           145           1,274           (930)          (447)

Change in unrealized gains (losses)                             34,454        11,757          (5,526)       (10,414)       (56,085)
                                                     -----------------   -----------   -------------   ------------   ------------

         Net realized and unrealized gains
              (losses) on investments                           35,657        11,902          (4,252)       (11,344)       (56,532)
                                                     -----------------   -----------   -------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $          35,647   $    17,076   $      (5,251)  $     (7,548)  $    (58,076)
                                                     =================   ===========   =============   ============   ============


      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------




                                                             Oppenheimer Variable Account Funds Sub-Accounts
                                                    ----------------------------------------------------------------

                                                                 Oppenheimer   Oppenheimer               Oppenheimer
                                                    Oppenheimer     Capital       Global    Oppenheimer   Small Cap
                                                        Bond     Appreciation   Securities  High Income     Growth
                                                    -----------  ------------  -----------  -----------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $    14,701  $     17,117  $    16,917  $     1,850  $     7,195
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                         (18,166)      (13,062)      (9,760)      (4,506)      (4,399)
     Administrative expense                              (1,554)       (1,109)        (814)        (390)        (366)
                                                    -----------  ------------  -----------  -----------  -----------

         Net investment income (loss)                    (5,019)        2,946        6,343       (3,046)       2,430
                                                    -----------  ------------  -----------  -----------  -----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                    58,882       131,424       92,085        5,194       69,979
  Cost of investments sold                               57,154       129,595       91,231        5,224       72,122
                                                    -----------  ------------  -----------  -----------  -----------

         Net realized gains (losses)                      1,728         1,829          854          (30)      (2,143)

Change in unrealized gains (losses)                     147,997      (181,637)     (50,350)     (16,119)     (97,887)
                                                    -----------  ------------  -----------  -----------  -----------

         Net realized and unrealized gains
              (losses) on investments                   149,725      (179,808)     (49,496)     (16,149)    (100,030)
                                                    -----------  ------------  -----------  -----------  -----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $   144,706  $   (176,862) $   (43,153) $   (19,195) $   (97,600)
                                                    ===========  ============  ===========  ===========  ===========

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                      LSA Variable
                                                                                                                      Series Trust
                                                            Van Kampen Life Investment Trust Sub-Accounts            Sub-Accounts
                                                    --------------------------------------------------------------   ---------------


                                                                     LIT Domestic     LIT Emerging     LIT Money
                                                    LIT Comstock        Income           Growth          Market         Balanced
                                                    ------------     ------------     ------------    ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $      6,691     $      7,738     $        824    $     15,926    $    373,573
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                           (2,028)          (1,797)          (9,495)         (3,130)              -
     Administrative expense                                 (168)            (133)            (789)           (257)              -
                                                    ------------     ------------     ------------    ------------   -------------

         Net investment income (loss)                      4,495            5,808           (9,460)         12,539         373,573
                                                    ------------     ------------     ------------    ------------   -------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                     29,701            9,083           66,598         278,384               -
  Cost of investments sold                                27,921            9,168           65,277         278,384               -
                                                    ------------     ------------     ------------    ------------   -------------

         Net realized gains (losses)                       1,780              (85)           1,321               -               -

Change in unrealized gains (losses)                       60,888            4,616         (387,455)              -          85,493
                                                    ------------     ------------     ------------    ------------   -------------

         Net realized and unrealized gains
              (losses) on investments                     62,668            4,531         (386,134)             -           85,493
                                                    ------------     ------------     ------------    ------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $     67,163     $     10,339     $   (395,594)   $     12,539   $     459,066
                                                    ============     ============     ============    ============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------




                                                             LSA Variable Series Trust Sub-Accounts
                                                    ------------------------------------------------------

                                                                          Emerging
                                                      Disciplined          Growth             Focused
                                                         Equity        Domestic Equity         Equity
                                                    ---------------    ---------------     ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $       132,583    $     1,191,263     $       222,931
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                   -                  -                   -
     Administrative expense                                       -                  -                   -
                                                    ---------------    ---------------     ---------------

         Net investment income (loss)                       132,583          1,191,263             222,931
                                                    ---------------    ---------------     ---------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                             -                  -                   -
  Cost of investments sold                                        -                  -                   -
                                                    ---------------    ---------------     ---------------

         Net realized gains (losses)                              -                  -                   -

Change in unrealized gains (losses)                      (1,366,888)        (3,826,134)           (936,519)
                                                    ---------------    ---------------     ---------------

         Net realized and unrealized gains
              (losses) on investments                    (1,366,888)        (3,826,134)           (936,519)
                                                    ---------------    ---------------     ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $    (1,234,305)   $    (2,634,871)    $      (713,588)
                                                    ===============    ===============     ===============


                                                    LSA Variable Series Trust Sub-Accounts
                                                    --------------------------------------


                                                           Growth             Value
                                                           Equity             Equity
                                                       ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $       197,714   $       467,652
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                      -                 -
     Administrative expense                                          -                 -
                                                       ---------------   ---------------

         Net investment income (loss)                          197,714           467,652
                                                       ---------------   ---------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                                -                 -
  Cost of investments sold                                           -                 -
                                                       ---------------   ---------------

         Net realized gains (losses)                                 -                 -

Change in unrealized gains (losses)                           (707,211)          358,103
                                                       ---------------   ---------------

         Net realized and unrealized gains
              (losses) on investments                         (707,211)          358,103
                                                       ---------------   ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                        $      (509,497)  $       825,755
                                                       ===============   ===============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                               AIM Variable Insurance Funds Sub-Accounts
                                       -------------------------------------------------------------------------------------------



                                       AIM V.I. Capital Appreciation  AIM V.I. Diversified Income    AIM V.I. Growth and Income
                                       -----------------------------  -----------------------------  -----------------------------

                                            2000            1999          2000             1999          2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $      44,828   $       1,771  $      19,341   $       1,982  $      28,970   $         398
Net realized gains (losses)                   (1,529)             57           (517)              2          3,512              87
Change in unrealized gains (losses)         (366,759)         17,202        (18,099)         (1,805)      (216,002)         10,076
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                        (323,460)         19,030            725             179       (183,520)         10,561
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   1,943,311         126,700        253,210          88,915      1,247,904          51,648
Benefit payments                              (5,351)              -              -               -              -               -
Payments on termination                       (5,701)              -         (4,704)           (574)       (43,612)              -
Contract maintenance charge                   (1,117)            (13)          (172)             (7)          (703)             (6)
Transfers among the sub-accounts
     and with the Fixed Account - net        338,566           9,098         15,136              37        181,468           8,412
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions             2,269,708         135,785        263,470          88,371      1,385,057          60,054
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          1,946,248         154,815        264,195          88,550      1,201,537          70,615

NET ASSETS AT BEGINNING OF PERIOD            154,815              -          88,550               -         70,615               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $   2,101,063   $     154,815  $     352,745   $      88,550  $   1,272,152   $      70,615
                                       =============   =============  =============   =============  =============   =============

        See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Fidelity Variable Insurance
                                                  AIM Variable Insurance Funds Sub-Accounts           Products Fund Sub-Accounts
                                       ------------------------------------------------------------  -----------------------------



                                       AIM V.I. International Equity          AIM V.I. Value                   VIP Growth
                                       -----------------------------  -----------------------------  -----------------------------

                                           2000             1999           2000           1999           2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $      34,046   $       1,584  $      36,453   $         613  $      21,961   $        (191)
Net realized gains (losses)                   (7,243)             30           (645)          1,803         (1,103)            111
Change in unrealized gains (losses)         (144,274)          9,477       (142,956)          2,895       (287,431)         14,712
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                        (117,471)         11,091       (107,148)          5,311       (266,573)         14,632
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     718,594          52,960        874,358          56,525      2,143,413         104,563
Benefit payments                                   -               -              -               -              -               -
Payments on termination                      (23,623)           (314)        (8,668)              -        (16,703)              -
Contract maintenance charge                     (358)             (5)          (581)             (5)        (1,427)            (11)
Transfers among the sub-accounts
     and with the Fixed Account - net            123             142        153,248          (1,796)       217,332          16,469
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions               694,736          52,783      1,018,357          54,724      2,342,615         121,021
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            577,265          63,874        911,209          60,035      2,076,042         135,653

NET ASSETS AT BEGINNING OF PERIOD             63,874               -         60,035               -        135,653               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $     641,139   $      63,874  $     971,244   $      60,035  $   2,211,695   $     135,653
                                       =============   =============  =============   =============  =============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Fidelity Variable Insurance
                                           Fidelity Variable Insurance Products Fund Sub-Accounts    Products Fund II Sub-Accounts
                                       ------------------------------------------------------------  -----------------------------



                                              VIP High Income                 VIP Overseas                VIP II Contrafund
                                       -----------------------------  -----------------------------  -----------------------------

                                            2000            1999           2000           1999           2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $       1,605   $         (49) $      13,983   $        (136) $      38,798   $        (172)
Net realized gains (losses)                   (2,120)              9           (945)              3         (3,721)            153
Change in unrealized gains (losses)          (35,461)            797       (114,170)         16,011        (98,317)         12,145
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                         (35,976)            757       (101,132)         15,878        (63,240)         12,126
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     199,967          25,023        491,718         123,159        974,544         134,513
Benefit payments                              (2,695)              -              -               -              -               -
Payments on termination                       (1,535)           (304)        (3,707)              -        (38,277)              -
Contract maintenance charge                     (119)             (2)          (396)            (13)          (787)            (13)
Transfers among the sub-accounts
     and with the Fixed Account - net         34,793               8        151,346          12,354        141,630           8,185
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions               230,411          24,725        638,961         135,500      1,077,110         142,685
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            194,435          25,482        537,829         151,378      1,013,870         154,811

NET ASSETS AT BEGINNING OF PERIOD             25,482               -        151,378              -         154,811               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $     219,917   $      25,482  $     689,207   $     151,378  $   1,168,681   $     154,811
                                       =============   =============  =============   =============  =============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                        MFS Variable Insurance
                                       Fidelity Variable Insurance Products Fund II Sub-Accounts          Trust Sub-Accounts
                                       ------------------------------------------------------------  -----------------------------



                                              VIP II Index 500        VIP II Investment Grade Bond              MFS Bond
                                       -----------------------------  -----------------------------  -----------------------------

                                            2000            1999           2000           1999           2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $      (7,691)  $        (170) $         (10)  $         (57) $       5,174   $         (99)
Net realized gains (losses)                    2,314           2,061          1,203               3            145               2
Change in unrealized gains (losses)         (124,941)          6,111         34,454             124         11,757            (391)
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                        (130,318)          8,002         35,647              70         17,076            (488)
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   1,654,973         110,543        676,582          31,249        150,793         103,406
Benefit payments                             (18,496)              -              -               -              -               -
Payments on termination                      (78,669)              -         (3,897)           (305)       (10,749)           (269)
Contract maintenance charge                   (1,180)            (11)          (475)             (2)          (184)             (9)
Transfers among the sub-accounts
     and with the Fixed Account - net        237,158           6,495        103,330               3        102,058              11
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions             1,793,786         117,027        775,540          30,945        241,918         103,139
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          1,663,468         125,029        811,187          31,015        258,994         102,651

NET ASSETS AT BEGINNING OF PERIOD            125,029               -         31,015               -        102,651               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $   1,788,497   $     125,029  $     842,202   $      31,015  $     361,645   $     102,651
                                       =============   =============  =============   =============  =============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                               MFS Variable Insurance Trust Sub-Accounts
                                       -------------------------------------------------------------------------------------------



                                           MFS Growth with Income             MFS High Income              MFS New Discovery
                                       -----------------------------  -----------------------------  -----------------------------

                                            2000            1999           2000           1999           2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $        (999)  $        (204) $       3,796   $         (57) $      (1,544)  $       1,355
Net realized gains (losses)                    1,274              66           (930)              5           (447)             60
Change in unrealized gains (losses)           (5,526)          7,815        (10,414)            465        (56,085)         11,186
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                          (5,251)          7,677         (7,548)            413        (58,076)         12,601
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     439,287         110,106         54,233          42,091        870,981          48,763
Benefit payments                                   -               -              -               -              -               -
Payments on termination                      (10,708)           (307)        (3,281)           (305)        (7,651)              -
Contract maintenance charge                     (462)            (10)           (58)             (3)          (598)             (7)
Transfers among the sub-accounts
     and with the Fixed Account - net        115,663             120         28,626               1        174,780          20,957
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions               543,780         109,909         79,520          41,784      1,037,512          69,713
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            538,529         117,586         71,972          42,197        979,436          82,314

NET ASSETS AT BEGINNING OF PERIOD            117,586               -         42,197               -         82,314               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $     656,115   $     117,586  $     114,169   $      42,197  $   1,061,750   $      82,314
                                       =============   =============  =============   =============  =============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------



                                              Oppenheimer Bond       Oppenheimer Capital Appreciation  Oppenheimer Global Securities
                                      -----------------------------  --------------------------------  -----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $      (5,019)  $        (214) $       2,946      $        (218) $       6,343  $        (80)
Net realized gains (losses)                   1,728            (201)         1,829              3,667            854             5
Change in unrealized gains (losses)         147,997            (549)      (181,637)            21,167        (50,350)        9,001
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from operations                        144,706            (964)      (176,862)            24,616        (43,153)        8,926
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  2,378,873         111,231      2,681,659            148,999      1,998,752        44,717
Benefit payments                            (17,206)              -              -                  -         (9,316)            -
Payments on termination                      (5,235)           (575)        (7,108)                 -        (10,494)            -
Contract maintenance charge                  (1,374)            (10)        (1,655)               (15)        (1,236)           (5)
Transfers among the sub-accounts
     and with the Fixed Account - net        34,428             487        279,346             (4,168)       326,453            39
                                      -------------   -------------  -------------      -------------  ------------   ------------


Increase (decrease) in net assets
     from capital transactions            2,389,486         111,133      2,952,242            144,816      2,304,159        44,751
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS         2,534,192         110,169      2,775,380            169,432      2,261,006        53,677

NET ASSETS AT BEGINNING OF PERIOD           110,169               -        169,432                  -         53,677             -
                                      -------------   -------------  -------------      -------------  -------------  ------------

NET ASSETS AT END OF PERIOD           $   2,644,361   $     110,169  $   2,944,812      $     169,432  $   2,314,683  $     53,677
                                      =============   =============  =============      =============  =============  ============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                        Van Kampen Life Investment
                                                 Oppenheimer Variable Account Funds Sub-Accounts             Trust Sub-Accounts
                                       --------------------------------------------------------------  -----------------------------



                                         Oppenheimer High Income       Oppenheimer Small Cap Growth             LIT Comstock
                                      -----------------------------  --------------------------------  -----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $      (3,046)  $         (14) $       2,430      $         (94) $       4,495  $        612
Net realized gains (losses)                     (30)              -         (2,143)                88          1,780             -
Change in unrealized gains (losses)         (16,119)             93        (97,887)            12,412         60,888          (198)
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from operations                        (19,195)             79        (97,600)            12,406         67,163           414
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    669,167           8,957        751,326             57,979        320,750        58,604
Benefit payments                                  -               -         (2,867)                 -              -             -
Payments on termination                        (352)              -        (19,029)                 -         (2,619)         (271)
Contract maintenance charge                    (339)             (1)          (435)                (6)          (303)           (5)
Transfers among the sub-accounts
     and with the Fixed Account - net         7,794               -         61,711                119         31,692           328
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from capital transactions              676,270           8,956        790,706             58,092        349,520        58,656
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS           657,075           9,035        693,106             70,498        416,683        59,070

NET ASSETS AT BEGINNING OF PERIOD             9,035               -         70,498                  -        59,070              -
                                      -------------   -------------  -------------      -------------  -------------  ------------

NET ASSETS AT END OF PERIOD           $     666,110   $       9,035  $     763,604      $      70,498  $     475,753  $     59,070
                                      =============   =============  =============      =============  =============  ============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                                Van Kampen Life Investment Trust Sub-Accounts
                                      ----------------------------------------------------------------------------------------------



                                           LIT Domestic Income              LIT Emerging Growth              LIT Money Market
                                      -----------------------------  --------------------------------  ----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss)         $       5,808   $         (68) $      (9,460)     $        (195) $      12,539  $        460
 Net realized gains (losses)                    (85)           (120)         1,321                115              -             -
 Change in unrealized gains (losses)          4,616            (143)      (387,455)            33,971              -             -
                                      -------------   -------------  -------------      -------------  -------------  ------------

 Increase (decrease) in net assets
      from operations                        10,339            (331)      (395,594)            33,891         12,539           460
                                      -------------   -------------  -------------      -------------  -------------  ------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
 Deposits                                   300,003          21,336      1,943,551             95,652        984,082        74,500
 Benefit payments                                 -               -              -                  -         (6,910)            -
 Payments on termination                     (1,317)           (270)       (18,442)              (284)       (17,248)         (875)
 Contract maintenance charge                   (187)             (2)        (1,116)               (11)          (594)           (6)
 Transfers among the sub-accounts
      and with the Fixed Account - net       20,773             455        186,601                473       (210,565)            6
                                      -------------   -------------  -------------      -------------  -------------  ------------

 Increase (decrease) in net assets
      from capital transactions             319,272          21,519      2,110,594             95,830        748,765        73,625
                                      -------------   -------------  -------------      -------------  -------------  ------------

 INCREASE (DECREASE) IN NET ASSETS          329,611          21,188      1,715,000            129,721        761,304        74,085

 NET ASSETS AT BEGINNING OF PERIOD           21,188               -        129,721                  -         74,085             -
                                      -------------   -------------  -------------      -------------  -------------  ------------

 NET ASSETS AT END OF PERIOD          $     350,799   $      21,188  $   1,844,721      $     129,721  $     835,389  $     74,085
                                      =============   =============  =============      =============  =============  ============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                             LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------


                                                                                                              Emerging Growth
                                                 Balanced                    Disciplined Equity               Domestic Equity
                                      -----------------------------  --------------------------------  ----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $     373,573   $      29,750  $     132,583      $      43,127  $   1,191,263  $          -
Net realized gains (losses)                       -               -              -                  -              -             -
Change in unrealized gains (losses)          85,493         140,058     (1,366,888)         1,130,077     (3,826,134)    3,745,000
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from operations                        459,066         169,808     (1,234,305)         1,173,204     (2,634,871)    3,745,000
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          -       5,000,000              -         10,000,000             -      5,000,000
Benefit payments                                  -               -              -                  -             -              -
Payments on termination                           -               -              -                  -             -              -
Contract maintenance charge                       -               -              -                  -             -              -
Transfers among the sub-accounts
     and with the Fixed Account - net             -               -              -                  -             -              -
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from capital transactions                    -       5,000,000              -         10,000,000              -     5,000,000
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS           459,066       5,169,808     (1,234,305)        11,173,204     (2,634,871)    8,745,000

NET ASSETS AT BEGINNING OF PERIOD         5,169,808               -     11,173,204                  -      8,745,000            -
                                      -------------   -------------  -------------      -------------  -------------  ------------

NET ASSETS AT END OF PERIOD           $   5,628,874   $   5,169,808  $   9,938,899      $  11,173,204  $   6,110,129  $  8,745,000
                                      =============   =============  =============      =============  =============  ============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                                LSA Variable Series Trust Sub-Accounts
                                      ----------------------------------------------------------------------------------------------



                                              Focused Equity                 Growth Equity                    Value Equity
                                      -----------------------------  --------------------------------  ----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $     222,931   $           -  $     197,714      $       4,723  $     467,652  $      8,000
Net realized gains (losses)                       -               -              -                  -              -             -
Change in unrealized gains (losses)        (936,519)      1,035,000       (707,211)         1,035,031        358,103       370,030
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from operations                       (713,588)      1,035,000       (509,497)         1,039,754        825,755       378,030
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          -       5,000,000              -          5,000,000              -     5,000,000
Benefit payments                                  -               -              -                  -              -             -
Payments on termination                           -               -              -                  -              -             -
Contract maintenance charge                       -               -              -                  -              -             -
Transfers among the sub-accounts
     and with the Fixed Account - net             -               -              -                  -              -             -
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from capital transactions                    -       5,000,000              -          5,000,000              -     5,000,000
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS          (713,588)      6,035,000       (509,497)         6,039,754        825,755     5,378,030

NET ASSETS AT BEGINNING OF PERIOD         6,035,000               -      6,039,754                  -      5,378,030             -
                                      -------------   -------------  -------------      -------------  -------------  ------------

NET ASSETS AT END OF PERIOD           $   5,321,412   $   6,035,000  $   5,530,257      $   6,039,754  $   6,203,785  $  5,378,030
                                      =============   =============  =============      =============  =============  ============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Allstate issues SelectDirections variable annuity contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

        AIM VARIABLE INSURANCE FUNDS                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
            AIM V.I. Capital Appreciation                             Oppenheimer Bond
            AIM V.I. Diversified Income                               Oppenheimer Capital Appreciation
            AIM V.I. Growth and Income                                Oppenheimer Global Securities
            AIM V.I. International Equity                             Oppenheimer High Income
            AIM V.I. Value                                            Oppenheimer Small Cap Growth
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VAN KAMPEN LIFE INVESTMENT TRUST
            VIP Growth                                                LIT Comstock
            VIP High Income                                           LIT Domestic Income
            VIP Overseas                                              LIT Emerging Growth
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND II                  LIT Money Market
            VIP II Contrafund                                    LSA VARIABLE SERIES TRUST
            VIP II Index 500                                          Balanced
            VIP II Investment Grade Bond                              Disciplined Equity
        MFS VARIABLE INSURANCE TRUST                                  Emerging Growth Domestic Equity
            MFS Bond                                                  Focused Equity
            MFS Growth with Income                                    Growth Equity
            MFS High Income                                           Value Equity
            MFS New Discovery

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     In 1999, Allstate made an initial investment of $35 million in the LSA Variable Series Trust ("Trust") to establish and enhance the diversification of the funds within the Trust. The Trust is managed by LSA Asset Management, LLC (the "Manager"), a wholly-owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%. Since Allstate did not purchase a variable annuity contract, the expenses described in Note 3 are not deducted from Allstate's investment in the Trust.

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included with and taxed as a part of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.15% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $35 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------

4.   UNITS ISSUED AND REDEEMED

         (Units in whole amounts)
                                                                                   SELECTDIRECTIONS
                                                                --------------------------------------------------------



                                                                               Unit activity during 2000:
                                                                        ---------------------------------------

                                                                Units Outstanding        Units                Units
                                                                December 31, 1999        Issued             Redeemed
                                                                -----------------  -----------------   -----------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                     10,875             144,794               (2,536)
        AIM V.I. Diversified Income                                        8,850              18,818               (2,204)
        AIM V.I. Growth and Income                                         5,473              96,126               (4,323)
        AIM V.I. International Equity                                      4,301              46,286               (3,136)
        AIM V.I. Value                                                     4,798              66,040                 (581)

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                        10,589             144,346               (2,421)
        VIP High Income                                                    2,272              23,384               (2,085)
        VIP Overseas                                                      11,627              47,330               (1,212)

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                 13,193              66,028               (4,823)
        VIP II Index 500                                                  10,365             127,966               (9,001)
        VIP II Investment Grade Bond                                       3,082              60,105               (1,642)

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                          10,317              22,680               (2,869)
        MFS Growth with Income                                            10,973              48,229               (1,745)
        MFS High Income                                                    3,925               6,537                 (635)
        MFS New Discovery                                                  5,188              58,851               (1,397)

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                  10,996             230,807               (4,071)
        Oppenheimer Capital Appreciation                                  13,148             199,462               (2,039)
        Oppenheimer Global Securities                                      3,793             130,246               (2,991)
        Oppenheimer High Income                                              898              66,852                 (188)
        Oppenheimer Small Cap Growth                                       4,350              49,948               (1,497)

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                       6,078              21,169                 (668)
        LIT Domestic Income                                                2,103              20,899                 (652)
        LIT Emerging Growth                                                7,205              92,721               (3,239)
        LIT Money Market                                                   7,302              73,187               (6,482)


                                                                                      Accumulation
                                                                Units Outstanding      Unit Value
                                                                December 31, 2000   December 31, 2000
                                                                -----------------   ------------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                    153,133         $       12.28
        AIM V.I. Diversified Income                                       25,464                  9.95
        AIM V.I. Growth and Income                                        97,276                 10.44
        AIM V.I. International Equity                                     47,451                 10.79
        AIM V.I. Value                                                    70,257                 10.07

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                       152,514                 10.92
        VIP High Income                                                   23,571                  7.78
        VIP Overseas                                                      57,745                 10.40

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                 74,398                 10.63
        VIP II Index 500                                                 129,330                 10.01
        VIP II Investment Grade Bond                                      61,545                 11.06

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                          30,128                 10.73
        MFS Growth with Income                                            57,457                 10.34
        MFS High Income                                                    9,827                  9.35
        MFS New Discovery                                                 62,642                 15.03

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                 237,732                 10.50
        Oppenheimer Capital Appreciation                                 210,571                 12.70
        Oppenheimer Global Securities                                    131,048                 14.69
        Oppenheimer High Income                                           67,562                  9.57
        Oppenheimer Small Cap Growth                                      52,801                 12.76

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                      26,579                 12.46
        LIT Domestic Income                                               22,350                 10.56
        LIT Emerging Growth                                               96,687                 15.57
        LIT Money Market                                                  74,007                 10.61

     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------

4.   UNITS ISSUED AND REDEEMED (CONTINUED)

         (Units in whole amounts)
                                                                  SELECTDIRECTIONS WITH ENHANCED DEATH BENEFIT RIDER
                                                                --------------------------------------------------------



                                                                                Unit activity during 2000:
                                                                          ---------------------------------------

                                                              Units Outstanding        Units                 Units
                                                              December 31, 1999        Issued              Redeemed
                                                              -----------------   -----------------    -----------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                       214              17,136                 (754)
        AIM V.I. Diversified Income                                          --              10,315                 (298)
        AIM V.I. Growth and Income                                          233              25,119               (1,347)
        AIM V.I. International Equity                                        --              10,978                 (781)
        AIM V.I. Value                                                      231              19,232               (1,494)

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                          337              42,322                 (667)
        VIP High Income                                                     237               4,864                 (377)
        VIP Overseas                                                         --               6,372                   (6)

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                   238              19,554                 (553)
        VIP II Index 500                                                    354              31,028               (2,667)
        VIP II Investment Grade Bond                                         --              14,731                 (833)

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                             --               3,861                 (616)
        MFS Growth with Income                                              246               6,114                 (317)
        MFS High Income                                                     234               1,730                   (9)
        MFS New Discovery                                                   115               7,862                 (187)

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                     --               8,122                 (133)
        Oppenheimer Capital Appreciation                                     --              17,507                 (381)
        Oppenheimer Global Securities                                        --              24,919                 (699)
        Oppenheimer High Income                                              --               2,119                  (39)
        Oppenheimer Small Cap Growth                                        107               5,943               (1,438)

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                         --              12,298               (1,620)
        LIT Domestic Income                                                  --               5,899                  (30)
        LIT Emerging Growth                                                 189              18,558                 (816)
        LIT Money Market                                                     --              27,601              (23,509)



                                                                SELECTDIRECTIONS WITH ENHANCED DEATH BENEFIT RIDER
                                                                --------------------------------------------------


                                                                                             Accumulation
                                                                       Units Outstanding      Unit Value
                                                                       December 31, 2000   December 31, 2000
                                                                       -----------------   -----------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                             16,596        $     12.25
        AIM V.I. Diversified Income                                               10,017               9.92
        AIM V.I. Growth and Income                                                24,005              10.42
        AIM V.I. International Equity                                             10,197              10.76
        AIM V.I. Value                                                            17,969              10.04

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                                41,992              10.88
        VIP High Income                                                            4,724               7.75
        VIP Overseas                                                               6,366              10.37

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                         19,239              10.60
        VIP II Index 500                                                          28,715               9.98
        VIP II Investment Grade Bond                                              13,898              11.02

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                                   3,245              10.70
        MFS Growth with Income                                                     6,043              10.31
        MFS High Income                                                            1,955               9.32
        MFS New Discovery                                                          7,790              14.98

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                           7,989              10.47
        Oppenheimer Capital Appreciation                                          17,126              12.66
        Oppenheimer Global Securities                                             24,220              14.65
        Oppenheimer High Income                                                    2,080               9.54
        Oppenheimer Small Cap Growth                                               4,612              12.72

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                              10,678              12.42
        LIT Domestic Income                                                        5,869              10.53
        LIT Emerging Growth                                                       17,931              15.52
        LIT Money Market                                                           4,092              10.58

     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------

4.   UNITS ISSUED AND REDEEMED (CONTINUED)

         (Units in whole amounts)
                                                                SELECTDIRECTIONS WITH ENHANCED DEATH AND INCOME BENEFIT RIDER
                                                                -------------------------------------------------------------



                                                                                   Unit activity during 2000:
                                                                            ---------------------------------------

                                                                   Units Outstanding        Units               Units
                                                                   December 31, 1999        Issued            Redeemed
                                                                   -----------------  -----------------  -----------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                            --               1,372                (11)
        AIM V.I. Growth and Income                                               --                 593                 --
        AIM V.I. International Equity                                            --               3,235             (1,449)
        AIM V.I. Value                                                           --               8,386                (26)

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                               --               8,338                (51)
        VIP Overseas                                                             --               2,185                 (1)

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                        --              17,326               (879)
        VIP II Index 500                                                        474              21,326               (908)
        VIP II Investment Grade Bond                                             --                 823                (45)

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                                 --                 338                 --
        MFS High Income                                                          --                 446                 (9)
        MFS New Discovery                                                        --                 248                 --

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                         --               6,258                (27)
        Oppenheimer Capital Appreciation                                         --               4,295                 (2)
        Oppenheimer Global Securities                                            --               2,431                (17)
        Oppenheimer Small Cap Growth                                             --               2,482                 (9)

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                             --               1,084               (119)
        LIT Domestic Income                                                      --               5,049                 (2)
        LIT Emerging Growth                                                      --               4,038                (72)
        LIT Money Market                                                         --               2,810             (2,189)


                                                                Units Outstanding      Unit Value
                                                                December 31, 2000   December 31, 2000
                                                                -----------------   -----------------

Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                       1,361        $      12.22
        AIM V.I. Growth and Income                                            593               10.39
        AIM V.I. International Equity                                       1,786               10.73
        AIM V.I. Value                                                      8,360               10.01

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                          8,287               10.85
        VIP Overseas                                                        2,184               10.34

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                  16,447               10.57
        VIP II Index 500                                                   20,892                9.95
        VIP II Investment Grade Bond                                          778               10.99

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                              338               10.67
        MFS High Income                                                       437                9.30
        MFS New Discovery                                                     248               14.94

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                    6,231               10.44
        Oppenheimer Capital Appreciation                                    4,293               12.63
        Oppenheimer Global Securities                                       2,414               14.60
        Oppenheimer Small Cap Growth                                        2,473               12.69

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                          965               12.39
        LIT Domestic Income                                                 5,047               10.50
        LIT Emerging Growth                                                 3,966               15.48
        LIT Money Market                                                      621               10.55

     Units relating to accrued contract maintenance charges are included in units redeemed.

                                     Part C
                                Other Information

24A. Financial Statements

All required financial statements are included in Part B of this Registration
Statement.

24B. Exhibits

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate
     Account I (previously filed in Registrant's  Form N-4 Initial  Registration
     Statement (File No. 333-77605) dated May 3, 1999).

(2)  Not Applicable.

(3)  Underwriting  Agreement  among  Allstate Life Insurance  Company,  Allstate
     Financial Advisors Separate Account I, and ALFS, Inc. (incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration
     Statement  of  Allstate  Financial  Advisors  Separate  Account I (File No.
     333-77605) dated July 8, 1999.)

(4)(a)  Form of  Contract  (previously  filed in  Registrant's  Form N-4 Initial
        Registration Statement (File No. 333-64254) dated June 29, 2001).

   (b) Form of Endorsement to Contract (previously filed in Pre-Effective
       Amendment No. 1 to Registrant's Form N-4 Registration
       Statement (File No. 333-64254) dated September 7, 2001).

(5) Form of Application for a Contract  (previously  filed in Registrant's  Form
    N-4 Initial Registration Statement (File No. 333-64254) dated June 29, 2001).

(6)(a)Articles of Incorporation of Allstate Life Insurance Company (incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's
     Registration Statement (File No. 333-77605) dated April 24, 2001).

   (b) By-Laws of Allstate Life Insurance Company (incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration
       Statement (File No. 333-77605) dated April 24, 2001).


(7)  Not applicable.

(8)(a) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,
    AIM  Distributors,  Inc. and Allstate  Life  Insurance  Company,  Allstate
    Life Financial  Services,  Inc., and Allstate  Financial  Advisors Separate
    Account I (previously  filed in  Pre-Effective  Amendment No. 1 to
    Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

   (b)Form  of   Participation   Agreement   among   Fidelity   Distributors
    Corporation, Variable Insurance Products Fund, and Allstate Life Insurance
    Company, and Allstate Financial Advisors Separate Account I (previously filed in Pre-Effective Amendment No. 1 to Registrant's Form N-4
    Registration Statement (File No. 333-64254) dated September 7, 2001).

   (c) Form of  Participation  Agreement among Janus Aspen Series and Allstate
    Life Insurance  Company, and Allstate  Financial  Advisors  Separate
    Account I (previously filed in Pre-Effective Amendment No. 1 to
    Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

   (d) Form of Participation  Agreement among Lazard Asset Management,  Lazard
    Retirement  Series,  Inc. and Allstate  Life  Insurance, and Allstate
    Financial Advisors Separate Account I (previously filed in Pre-Effective
    Amendment No. 1 to Registrant's Form N-4 Registration
    Statement (File No. 333-64254) dated September 7, 2001).

   (e) Form of  Participation  Agreement among LSA Variable Series Trust,  LSA
    Asset Management LLC and Allstate Life Insurance Company, and Allstate
    Financial Advisors Separate Account I (previously filed in Pre-Effective
    Amendment No. 1 to Registrant's Form N-4 Registration
    Statement (File No. 333-64254) dated September 7, 2001).

   (f) Form of  Participation  Agreement among MFS Variable  Insurance  Trust,
    Massachusetts  Financial  Services  Company  and  Allstate  Life  Insurance
    Company, and Allstate Financial Advisors Separate Account I (previously filed in Pre-Effective Amendment No. 1 to Registrant's Form N-4
    Registration Statement (File No. 333-64254) dated September 7, 2001).

   (g) Form of  Participation  Agreement  among  Morgan  Stanley  Dean  Witter
    Universal Funds,  Inc., Morgan Stanley Dean Witter  Investment  Management,
    Inc. and  Allstate  Life  Insurance  Company,  and Allstate  Financial
    Advisors Separate Account I (previously filed in Pre-Effective Amendment
    No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

   (h) Form of  Participation  Agreement  among OCC  Accumulation  Trust,  OCC
    Distributors  and  Allstate  Life  Insurance  Company,  and  Allstate
    Financial Advisors Separate Account I (previously filed in Pre-Effective
    Amendment No. 1 to Registrant's Form N-4 Registration Statement
   (File No. 333-64254) dated September 7, 2001).

   (i) Form of  Participation  Agreement among  Panarama Series Fund, Inc.,
    OppenheimerFunds, Inc. and Allstate Life Insurance Company,  and
    Allstate Financial Advisors Separate Account I (previously filed in
    Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration
    Statement (File No. 333-64254) dated September 7, 2001).

   (j) Form of Participation  Agreement among PIMCO Variable  Insurance Trust,
   PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and
   Allstate Financial Advisors Separate Account I (previously filed in
   Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration
   Statement File No. 333-64254) dated September 7, 2001).

   (k) Form of  Participation  Agreement among Putnam  Variable Trust,  Putnam
    Mutual Funds Corp. and Allstate Life Insurance  Company,  and Allstate
    Financial Advisors Separate Account I (previously filed in Pre-Effective
    Amendment No. 1 to Registrant's Form N-4 Registration Statement
    (File No. 333-64254) dated September 7, 2001).

   (l) Form of  Participation  Agreement  among Rydex  Variable  Trust,  PADCO
    Financial  Services,  Inc. and Allstate Life  Insurance  Company,  ALFS and
    Allstate Financial Advisors Separate Account I (previously filed in
    Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration
    Statement (File No. 333-64254) dated September 7, 2001).

   (m)  Form  of   Participation   Agreement  among  Salomon   Brothers  Asset
    Management, Inc., Solomon Brothers Variable Series Funds, Inc. and Allstate
    Life  Insurance  Company,  and Allstate  Financial  Advisors  Separate
    Account I (previously filed in Pre-Effective Amendment No. 1 to
    Registrant's Form N-4 Registration Statement (File No. 333-64254)
    dated September 7, 2001).

   (n) Form of Participation Agreement among Van Kampen Life Investment Trust,
    Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Allstate Life
    Insurance  Company,  and Allstate  Financial Advisors Separate Account
    I (previously filed in Pre-Effective Amendment No. 1 to Registrant's
    Form N-4 Registration Statement (File No. 333-64254) dated
    September 7, 2001).

(9)  Opinion of Michael J. Velotta, Senior Vice President, Secretary and General
     Counsel  of  Allstate  Life Insurance Company (previously filed in
     Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration
     Statement (File No. 333-64254) dated September 7, 2001).

(10)(a) Independent Auditors' Consent
    (b) Consent of Foley & Lardner

(11) Not applicable.

(12) Not applicable.

(13) Performance Data Calculations.

(14) Not applicable.

(15)(a) Powers of  Attorney  for Marla G.  Friedman,  John C.  Lounds,  Casey J.
     Sylla,  Samuel H. Pilch, John L. Carl, Richard I. Cohen,  Margaret G. Dyer,
     Edward M. Liddy,  J. Kevin  McCarthy,  Robert W. Pike and Thomas J. Wilson,
     II,  Michael J.  Velotta,  Steven C. Verney and C. Richard  Morehead
     (previously  filed  in  Registrant's Form N-4 Initial Registration
     Statement  (File  No. 333-64254) dated June 29, 2001).

    (b) Power of Attorney for Steven E. Shebik (previously filed in Pre-Effective
     Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No.
     333-64254) dated September 7, 2001).

25.  Directors and Officers of the Depositor



Name and Principal                          Position and Office with
Business Address*                            Depositor of the Account


Thomas J. Wilson, II                        Director, President and Chairman of the
                                              Board (Principal Executive Officer)
Michael J. Velotta                          Director, Senior Vice President,
                                              Secretary and General Counsel
John L. Carl                                Director
Richard I. Cohen                            Director
Margaret G. Dyer                            Director and Senior Vice President
Marla G. Friedman                           Director and Senior Vice President
Edward M. Liddy                             Director
C. Richard Morehead                         Director
J. Kevin McCarthy                           Director and Senior Vice President
John C. Lounds                              Director and Senior Vice President
Robert W. Pike                              Director
Kevin R. Slawin                             Director and Senior Vice President
Casey J. Sylla                              Director and Chief Investment Officer
Steven E. Shebik                            Director and Senior Vice President
                                             (Principal Financial Officer)
B. Eugene Wraith                            Vice President
Richard L. Baker                            Vice President
Patricia Coffey                             Vice President
Karen C. Gardner                            Vice President
Dennis Gomez                                Vice President
John R. Hunter                              Vice President
Mary J. McGinn                              Vice President and Assistant Secretary
William H. Monie                            Vice President
Harold Maude, Jr.                           Vice President
Samuel H. Pilch                             Controller and Vice President
                                              (Principal Accounting Officer)
James P. Zils                               Treasurer
Barry S. Paul                               Assistant Vice President and Assistant Treasurer
Patricia W. Wilson                          Assistant Vice President, Assistant
                                            Secretary
D. Steven Boger                             Assistant Vice President
Lisa Cochrane                               Assistant Vice President
Errol Cramer                                Assistant Vice President and Corporate Actuary
Lawrence W. Dahl                            Assistant Vice President
Sarah R. Donahue                            Assistant Vice President
Charles L. Salisbury                        Assistant Vice President
Teresa G. Logue                             Assistant Vice President
Thomas W. Evans                             Assistant Vice President
Greg P. Farley                              Assistant Vice President
Lisa J. Flanary                             Assistant Vice President
Douglas F. Gaer                             Assistant Vice President
Brent H. Hamann                             Assistant Vice President
John Hershberger                            Assistant Vice President
Ronald Johnson                              Assistant Vice President
Robert Park                                 Assistant Vice President
Robert A. Shore                             Assistant Vice President
Linda L. Shumilas                           Assistant Vice President
Robert E. Transon                           Assistant Vice President
Timothy N. Vander Pas                       Assistant Vice President
Richard Zaharias                            Assistant Vice President
Laura R. Zimmerman                          Assistant Vice President
Joanne M. Derrig                            Assistant Vice President, Assistant
                                             Secretary and Assistant General Counsel
Paul N. Kierig                              Assistant Secretary
Susan L. Lees                               Assistant Secretary
Doris Bryant                                Assistant Secretary

*The principal business address of Mr. Morehead and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address for Mr. Bailey is 5343 North 16th Street, Phoenix, Arizona 85016. The principal business address for Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60015. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26.  Persons Controlled by or under Common Control with Depositor or Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation, File No. 1-11840
(dated March 26, 2001).

27.  Number of Contract Owners.

As of September 27, 2001, there were no nonqualified contracts and no qualified contracts.

28.  Indemnification

The by-laws of Allstate Life Insurance Company (Depositor) provide for the indemnification of its Directors, Officers and Controlling Persons against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A.  Relationship of Principal Underwriter to Other Investment Companies

The Fund's principal underwriter, ALFS, Inc., currently acts as a principal underwriter, depositor, sponsor, or investment adviser for the following entities:

       Allstate Financial Advisors Separate Account I
       Allstate Life Insurance Separate Account A
       Allstate Life of New York Separate Account A
       Glenbrook Life and Annuity Company Separate Account A
       Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
       Glenbrook Life Discover Variable Account A
       Glenbrook Life Variable Life Separate Account A
       Glenbrook Life Multi-Manager Variable Account
       Glenbrook Life Scudder Variable Account A
       Glenbrook Life AIM Variable Separate Account A
       Lincoln Benefit Life Variable Annuity Account
       Lincoln Benefit Life Variable Account
       Charter National Variable Annuity Account
       Charter National Variable Account
       Intramerica Variable Annuity Account


29B.    Principal Underwriter

Following are the names, business addresses, positions, and offices of each director, officer or partner of the principal underwriter:



Name and Principal Business                 Positions and Offices
Address of Each Such Person                 with Underwriter

John R. Hunter                              Director, President and Chief Executive Officer
Michael J. Velotta                          Director and Secretary
Thomas J. Wilson, II                        Director
Marion Goll                                 Vice President, Controller and Treasurer
Brent H. Hamann                             Vice President
Andrea J. Schur                             Vice President
James P. Zils                               Assistant Treasurer
Lisa A. Burnell                             Assistant Vice President and Compliance Officer
Joanne M. Derrig                            Assistant Secretary and Assistant General Counsel
William Emmons*                             Assistant Secretary
Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer

*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.


29C.     Compensation of Principal Underwriter


          Underwriter compensation during fiscal year ended December 31, 2000:


               (1)                             (2)                     (3)                 (4)                   (5)
                                         NET UNDERWRITING           REDEMPTION         COMPENSATION ON         BROKERAGE
NAME OF PRINCIPAL UNDERWRITER           DISCOUNTS AND COMMISSIONS                         COMMISSION         COMPENSATION

ALFS, Inc.                                    None                    None                  None                None



30.  Location of Accounts and Records

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road,
Northbrook, Illinois 60062.

The  Distributor,  ALFS,  Inc.,  is located at 3100  Sanders  Road,  Northbrook,
Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  Management Services

None.

32.  Undertakings

Registrant promises to file a post-effective amendment to the Registration
Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  Representations Pursuant to Section 403(B) Of The Internal Revenue Code

The Company represents that it is relying upon a letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of such letter.

34.  Representation Regarding Contract Expenses

Allstate Life Insurance Company ("Allstate Life") represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts. Allstate Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life to earn a profit; the degree to which the Contracts include innovative features;
and the regulatory standards for exemptive relief under the Investment Company
Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement, and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Northfield, State of Illinois, on the 27th day of September, 2001.


                         By: Allstate Financial Advisors
                               Separate Account I
                                  (Registrant)

                       By: Allstate Life Insurance Company
                                   (Depositor)

                            By: /s/Michael J. Velotta
                                ----------------------
                               Michael J. Velotta
                               Senior Vice President, Secretary and
                                 General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 27th day of September, 2001.


/*/THOMAS J. WILSON, II           President, Director and Chairman of the Board
Thomas J. Wilson, II                (Principal Executive Officer)

/s/MICHAEL J. VELOTTA             Senior Vice President, Secretary, General
Michael J. Velotta                  Counsel and Director

/*/STEVEN E. SHEBIK               Director and Senior Vice President
Steven E. Shebik                    (Principal Financial Officer)

/*/JOHN L. CARL                   Director
John L. Carl

/*/RICHARD I. COHEN               Director
Richard I. Cohen

/*/EDWARD M. LIDDY                Director
Edward M. Liddy

/*/KEVIN MCCARTHY                 Senior Vice President and Director
Kevin McCarthy

/*/C. RICHARD MOREHEAD            Director
C. Richard Morehead

/*/KEVIN R. SLAWIN                Senior Vice President and Director
Kevin R. Slawin

/*/CASEY J. SYLLA                 Chief Investment Officer and Director
Casey J. Sylla

/*/SAMUEL H. PILCH                Controller and Vice President
Samuel H. Pilch                   Principal Accounting Officer)

/*/MARLA G. FRIEDMAN              Senior Vice President and Director
Marla G. Friedman

/*/JOHN C. LOUNDS                 Senior Vice President and Director
John C. Lounds

/*/MARGARET G. DYER               Senior Vice President and Director
Margaret G. Dyer

/*/ROBERT W. PIKE                 Director
Robert W. Pike

/*/ By Michael J.  Velotta,  pursuant to Powers of Attorney  previously  filed.

                                  Exhibit Index


Exhibit                    Description


(10)(a) Independent Auditors' Consent
(10)(b) Foley & Lardner Consent

(13) Performance Data Calculations